FILE NOS.  2-48925
                                                                        811-2402
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 44          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 27                 (X)
                                   ---------
                        JOHN HANCOCK SOVEREIGN BOND FUND
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on (DATE) pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
(x) on October 1, 1998 pursuant to paragraph (a) of Rule 485


If appropiate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  JOHN HANCOCK

                                  Income Funds

                                [Logo] Prospectus
                                       October 1, 1998

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Government Income Fund

High Yield Bond Fund

Intermediate Maturity
Government Fund

Sovereign Bond Fund

Sovereign U.S. Government Income Fund

Strategic Income Fund

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary             Government Income Fund                                      4
of goals, strategies, risks,
performance and expenses.          High Yield Bond Fund                                        6

                                   Intermediate Maturity Government Fund                       8

                                   Sovereign Bond Fund                                        10

                                   Sovereign U.S. Government Income Fund                      12

                                   Strategic Income Fund                                      14

Policies and instructions for      Your account
opening, maintaining and
closing an account in any          Choosing a share class                                     16
income fund.
                                   How sales charges are calculated                           16

                                   Opening an account                                         17

                                   Buying shares                                              18

                                   Selling shares                                             19

                                   Transaction policies                                       21

                                   Dividends and account policies                             21

                                   Additional investor services                               22

Further information on the         Fund details
income funds.
                                   Business structure                                         23

                                   Financial highlights                                       24

                                   For more information                               back cover

Overview

--------------------------------------------------------------------------------

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

JOHN HANCOCK INCOME FUNDS

These funds seek current income without sacrificing total return. Some of the funds also invest for stability of principal. Each fund has its own strategy and its own risk/reward profile. Please understand that mutual funds are not bank deposits and are not insured or endorsed by any bank, government agency or the FDIC. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o  are seeking a regular stream of income

o are seeking higher potential returns than money market funds and are willing to accept moderate risk of volatility

o  want to diversify their portfolios

o are seeking a mutual fund for the income portion of an asset allocation portfolio

o  are retired or nearing retirement

Income funds may NOT be appropriate if you:

o  are investing for maximum return over a long time horizon

o  require absolute stability of your principal

THE MANAGEMENT FIRM

All John Hancock income funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

Government Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of assets in U.S. government and agency securities.

The fund may invest up to 20% of assets in certain higher risk securities. These may include dollar-denominated foreign government securities and asset-backed securities. They may also include high-yield debt securities of lower credit quality -- junk bonds -- that are rated no lower than B and their unrated equivalents. Junk bonds are limited to 10% of assets.

In managing its portfolio, the fund concentrates on sector allocation: deciding which types of bonds to emphasize at a given time. The fund typically focuses on mortgage-related securities and U.S. Treasuries. It generally uses higher risk securities to enhance its current yields as well as to diversify its portfolio.

The fund generally keeps its overall duration (a common indicator of volatility) similar to that of the bond market as a whole. The fund may use certain derivatives, especially in managing its exposure to interest rate risk, although it does not intend to use them extensively.

In abnormal market conditions, the fund may temporarily depart from its stated investment strategy by investing more than 20% of assets in investment-grade short-term securities.

================================================================================

PORTFOLIO MANAGERS

Barry H. Evans, CFA
---------------------------------------
Senior Vice President of adviser
Joined team in 1995
Joined adviser in 1986
Began career in 1986

Seth Robbins, CFA
---------------------------------------
Second Vice President of adviser
Joined team in 1998
Joined adviser in 1994
Began career in 1985

Dawn Baillie
---------------------------------------
Joined team in 1998
Joined adviser in 1985
Began career in 1985

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). The year-by-year figures do not include the effect of sales charges; the average annual figures do. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

--------------------------------------------------------------------------------
 Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

[The following information was represented by a bar graph in the printed materials.]

     1989    1990   1991    1992   1993   1994    1995    1996   1997   1/1/98 -
                                                                        6/30/98

     10.55%  6.98%  15.78%  5.30%  7.65%  -5.29%  17.71%  1.29%  8.67%

Best quarter: up 6.57% thrid quarter 1991
Worst quarter: down 3.52% first quarter 1994

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/97
--------------------------------------------------------------------------------
                                              Class A      Class B      Index
--------------------------------------------------------------------------------
 1 year                                       4.55%        3.67%        9.57%
--------------------------------------------------------------------------------
 5 years                                        --         5.43%        7.33%
--------------------------------------------------------------------------------
 10 years                                       --           --         8.87%
--------------------------------------------------------------------------------

Index: Lehman Brothers Treasury Composite Index, an unmanaged index of fixed-income securities that are similar, but not identical, to those in the fund's portfolio.

MAIN RISKS

[Clip Art] As with most bond funds, the major factor in this fund's performance is interest rates. When interest rates rise, bond prices typically fall. The longer the fund's duration, the more sensitive it may be to interest rate movements. A fall in the worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments don't perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-backed and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could fall.

o Junk bonds and foreign securities could may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o In a down market, certain securities could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to shares of the fund itself.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                          Class A   Class B
--------------------------------------------------------------------------------
   Maximum sales charge (load) on purchases                4.50%     none
--------------------------------------------------------------------------------
     as a % of the offering price
--------------------------------------------------------------------------------
     as a % of your investment
--------------------------------------------------------------------------------
   Maximum deferred sales charge (load)                    none      5.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Annual operating expenses                                 Class A   Class B
--------------------------------------------------------------------------------
 Management fee                                            0.63%     0.63%
--------------------------------------------------------------------------------
 Distribution fee                                          0.25%     1.00%
--------------------------------------------------------------------------------
 Other expenses                                            0.21%     0.21%
--------------------------------------------------------------------------------
 Total fund operating expenses                             1.09%     1.84%
--------------------------------------------------------------------------------
 Expense reimbursement (may be changed or dropped)           --        --
--------------------------------------------------------------------------------
 Actual operating expenses                                 1.09%     1.84%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses (with / without redemption)         Class A   Class B
--------------------------------------------------------------------------------
 Year 1                                       $556      $687 / $187
--------------------------------------------------------------------------------
 Year 3                                       $781      $879 / $579
--------------------------------------------------------------------------------
 Year 5                                       $1,024    $1,196 / $996
--------------------------------------------------------------------------------
 Year 10                                      $1,719    $1,960 / $1,960
--------------------------------------------------------------------------------

FUND I.D. CODES

Class A
--------------------------------------------------------------------------------
Ticker            JHGIX
CUSIP             41014P854
Newspaper         GvIncA
SEC number        811-3006

Class B
--------------------------------------------------------------------------------
Ticker            TSGIX
CUSIP             41014P847
Newspaper         GvIncB
SEC number        811-3006

High Yield Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks to maximize current income without assuming undue risk. Capital appreciation is a secondary goal. In pursuing these goals, the fund normally invests at least 65% of assets in high-yield debt securities of lower credit quality, commonly known as junk bonds. The fund may invest up to 30% of assets in junk bonds rated as low as CC/Ca and their unrated equivalents.

In managing its portfolio, the fund concentrates on industry allocation and securities selection: deciding which types of industries to emphasize at a given time, and which individual bonds to buy. The fund uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the fund uses bottom-up research to find securities that appear comparatively undervalued. The fund looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The fund also looks at companies' financing cycles to determine which types of securities (for example, bonds, preferred stocks or common stocks) to favor. The fund typically invests in a broad range of industries, although it may invest up to 40% of assets in electric utilities and telecommunications companies.

The fund may use certain higher risk investments, including derivatives and restricted or illiquid securities, and may invest up to 20% of assets in stocks.

In abnormal market conditions, the fund may temporarily depart from its stated investment strategy by investing more than 35% of assets in investment-grade short-term securities.

================================================================================

PORTFOLIO MANAGERS

Arthur N. Calavritinos, CFA
---------------------------------------
Vice President of adviser
Joined team in 1995
Joined adviser in 1988
Began career in 1986

Frederick L. Cavanaugh, Jr.
---------------------------------------
Senior Vice President of adviser
Joined team in 1988
Joined adviser in 1986
Began career in 1973

Janet Clay
---------------------------------------
Vice President of adviser
Joined team in 1998
Joined adviser in 1995
Began career in 1990

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). The year-by-year figures do not include the effect of sales charges; the average annual figures do. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

--------------------------------------------------------------------------------
 Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

[The following information was represented by a bar graph in the printed materials.]

1988   1989    1990    1991    1992    1993    1994    1995    1996    1997   1/1/98 -
                                                                              6/30/98

6.87%  -5.05%  -6.57%  33.84%  13.33%  21.40%  -6.06%  14.53%  15.13%  16.88%

Best quarter:  up 13.37% first quarter 1991
Worst quarter:  down 4.20% fourth quarter 1990

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/97
--------------------------------------------------------------------------------
                                 Class A      Class B      Class C(1)   Index 1
--------------------------------------------------------------------------------
 1 year                          12.46%       11.88%       --            12.76%
--------------------------------------------------------------------------------
 5 years                            --        11.70%       --            11.64%
--------------------------------------------------------------------------------
 10 years                           --         9.72%       --            11.65%
--------------------------------------------------------------------------------

Index 1: Lehman Brothers High Yield Bond Index, an unmanaged index of fixed-income securities that are similar, but not identical, to those in the fund's portfolio.

(1) Class C shares commenced operations on May 1, 1998.

MAIN RISKS

[Clip Art] The major factor in this fund's performance is the economy. Junk bond prices can fall on bad news about the economy, an industry or a company. Investors should expect greater fluctuations in share price, yield and total return than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain industries or investments don't perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o When interest rates rise, bond prices typically fall. The longer the fund's duration (a common indicator of volatility), the more sensitive it may be to interest rate movements.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could fall.

o In a down market, certain securities could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to shares of the fund itself.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Shareholder transaction expenses             Class A     Class B    Class C
--------------------------------------------------------------------------------
 Maximum sales charge (load) on purchases     4.50%       none       none
--------------------------------------------------------------------------------
   as a % of the offering price
--------------------------------------------------------------------------------
   as a % of your investment
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load)         none        5.00%      1.00%

--------------------------------------------------------------------------------
 Annual operating expenses                    Class A     Class B    Class C
--------------------------------------------------------------------------------
 Management fee                               0.52%       0.52%      0.52%
--------------------------------------------------------------------------------
 Distribution fee                             0.25%       1.00%      1.00%
--------------------------------------------------------------------------------
 Other expenses                               0.20%       0.20%      0.20%
--------------------------------------------------------------------------------
 Total fund operating expenses                0.97%       1.72%      1.72%
--------------------------------------------------------------------------------
 Expense reimbursement
   (may be changed or dropped)                  --          --         --
--------------------------------------------------------------------------------
 Actual operating expenses                    0.97%       1.72%      1.72%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses (with / without redemption)     Class A  Class B         Class C
--------------------------------------------------------------------------------
 Year 1                                   $545     $675 / $175     $275 / $175
--------------------------------------------------------------------------------
 Year 3                                   $745     $842 / $542     $542 / $542
--------------------------------------------------------------------------------
 Year 5                                   $962     $1,133/$933     $933 / $933
--------------------------------------------------------------------------------
 Year 10                                  $1,586   $1,830/$1,830   $2,030/$2,030
--------------------------------------------------------------------------------

FUND I.D. CODES

Class A
--------------------------------------------------------------------------------
Ticker            JHHBX
CUSIP             41014P839
Newspaper         HiYldA
SEC number        811-3006

Class B
--------------------------------------------------------------------------------
Ticker            TSHYX
CUSIP             41014P821
Newspaper         HiYldB
SEC number        811-3006

Class C
--------------------------------------------------------------------------------
Ticker            N/A
CUSIP             41014P813
Newspaper         N/A
SEC number        811-3006

Intermediate Maturity Government Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity. In pursuing this goal, the fund normally invests at least 80% of assets in U.S. government and agency securities.

In managing its portfolio, the fund concentrates on sector allocation: deciding which types of bonds to emphasize at a given time. The fund typically focuses on mortgage-related securities and U.S. Treasuries.

While the fund may invest in securities of any maturity, it almost always keeps its overall duration (a common indicator of volatility) between two and ten years, and generally keeps it between three and four years.

The fund may use certain derivatives, especially in managing its exposure to interest rate risk, and may invest up to 20% of assets in asset-backed or corporate debt securities in the highest credit category (rated AAA/Aaa and their unrated equivalents). However, it does not intend to use derivatives or asset-backed securities extensively.

In abnormal market conditions, the fund may temporarily depart from its stated investment strategy by investing more than 20% of assets in investment-grade short-term securities.

================================================================================

PORTFOLIO MANAGERS

Barry H. Evans, CFA
---------------------------------------
Senior Vice President of adviser
Joined team in 1995
Joined adviser in 1986
Began career in 1986

Seth Robbins, CFA
---------------------------------------
Second Vice President of adviser
Joined team in 1998
Joined adviser in 1994
Began career in 1985

Dawn Baillie
---------------------------------------
Joined team in 1998
Joined adviser in 1985
Began career in 1985

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). The year-by-year figures do not include the effect of sales charges; the average annual figures do. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

--------------------------------------------------------------------------------
 Class A year-by-year total returns (%) -- calendar years
--------------------------------------------------------------------------------

[The following information was represented by a bar graph in the printed materials.]

             1992    1993   1994   1995    1996   1997      1/1/98 -
                                                            6/30/98

             6.56%   3.95%  1.07%  10.27%  3.32%  8.79%

Best quarter:  up 3.25% fourth quarter 1995
Worst quarter:  down 1.35% first quarter 1996

--------------------------------------------------------------------------------
 Average annual total returns-- for periods ending 12/31/97
--------------------------------------------------------------------------------
                                 Class A      Class B      Index 1      Index 2
--------------------------------------------------------------------------------
 1 year                          5.52%        4.97%        8.52%        7.72%
--------------------------------------------------------------------------------
 5 years                         4.78%        4.72%        6.22%        6.39%
--------------------------------------------------------------------------------
 10 years                         --           --          N/A          8.13%
--------------------------------------------------------------------------------

Index 1: Lipper Intermediate U.S. Government Index, an equally weighted unmanaged index that measures the performance of funds with at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, with dollar-weighted average maturities of five to ten years.

Index 2: Lehman Brothers Government Bond Index, an unmanaged index that measures the performance of the U.S. Treasury bonds and U.S. government agency bonds.

MAIN RISKS

[Clip Art] As with most bond funds, the major factor in this fund's performance is interest rates. When interest rates rise, bond prices typically fall. The longer the fund's duration, the more sensitive it may be to interest rate movements. A fall in the worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments don't perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-backed and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could fall.

o In a down market, certain securities could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to shares of the fund itself.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                         Class A    Class B
--------------------------------------------------------------------------------
   Maximum sales charge (load) on purchases               3.00%      none
--------------------------------------------------------------------------------
     as a % of the offering price
--------------------------------------------------------------------------------
     as a % of your investment
--------------------------------------------------------------------------------
   Maximum deferred sales charge (load)                   none       3.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Annual operating expenses                                Class A    Class B
--------------------------------------------------------------------------------
 Management fee                                           0.40%      0.40%
--------------------------------------------------------------------------------
 Distribution fee                                         0.25%      1.00%
--------------------------------------------------------------------------------
 Other expenses                                           0.51%      0.51%
--------------------------------------------------------------------------------
 Total fund operating expenses                            1.16%      1.91%
--------------------------------------------------------------------------------
 Expense reimbursement (may be changed or dropped)          --         --
--------------------------------------------------------------------------------
 Actual operating expenses                                1.16%      1.91%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses (with / without redemption)     Class A    Class B
--------------------------------------------------------------------------------
 Year 1                                   $415       $494  / $194
--------------------------------------------------------------------------------
 Year 3                                   $657       $800  / $600
--------------------------------------------------------------------------------
 Year 5                                   $919       $1,032 / $1,032
--------------------------------------------------------------------------------
 Year 10                                  $1,667     $1,775 / $1,775
--------------------------------------------------------------------------------

FUND I.D. CODES

Class A
--------------------------------------------------------------------------------
Ticker            TAUSX
CUSIP             41014P102
Newspaper         IntGva
SEC number        811-3006

Class B
--------------------------------------------------------------------------------
Ticker            TSUSX
CUSIP             41014P201
Newspaper         N/A
SEC number        811-3006

Sovereign Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests in a diversified portfolio of marketable debt securities. These securities include corporate bonds, U.S. government and agency securities and preferred securities. Most of these securities are investment-grade, although the fund may invest up to 25% of assets in junk bonds.

In managing its portfolio, the fund concentrates on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and which individual bonds to buy. When making its sector and industry allocations, the fund tries to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the fund uses bottom-up research to find securities that appear comparatively undervalued. The fund looks at bonds of all different quality levels and maturities from many different issuers, potentially including foreign governments and corporations.

The fund generally keeps its overall duration (a common indicator of volatility) similar to that of the bond market as a whole. The fund may use certain derivatives, especially in managing its exposure to interest rate risk, although it does not intend to use them extensively.

In abnormal market conditions, the fund may temporarily depart from its stated investment strategy by investing more than 20% of assets in investment-grade short-term securities.

================================================================================

PORTFOLIO MANAGERS

James K. Ho, CFA
---------------------------------------
Executive Vice President of adviser
Joined team in 1988
Joined adviser in 1985
Began career in 1977

Anthony A. Goodchild
---------------------------------------
Senior Vice President of adviser
Joined team in 1988
Joined adviser in 1994
Began career in 1968

Benjamin Matthews
---------------------------------------
Vice President of adviser
Joined team in 1995
Joined adviser in 1995
Began career in 1970

Seth Robbins, CFA
---------------------------------------
Second Vice President of adviser
Joined team in 1994
Joined adviser in 1994
Began career in 1985

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). The year-by-year figures do not include the effect of sales charges; the average annual figures do. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

--------------------------------------------------------------------------------
 Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

[The following information was represented by a bar graph in the printed materials.]

1988   1989    1990   1991    1992   1993    1994    1995    1996   1997  1/1/98 -
                                                                          6/30/98

9.85%  12.13%  6.68%  16.59%  8.19%  11.69%  -2.74%  19.46%  4.05%  9.64%

Best quarter:  up 6.57% second quarter 1995
Worst quarter:  down 2.71% first quarter 1994

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/97
--------------------------------------------------------------------------------
                                              Class A      Class B      Index
--------------------------------------------------------------------------------
 1 year                                       4.70%        3.90%        3.36%
--------------------------------------------------------------------------------
 5 years                                      7.17%          --         7.72%
--------------------------------------------------------------------------------
 10 years                                     8.89%          --         9.16%
--------------------------------------------------------------------------------

Index 1: Lehman Brothers Corporate Bond Index, an unmanaged index that mirrors the investment objectives and characteristics of the fund.

MAIN RISKS

[Clip Art] As with most bond funds, the major factor in this fund's performance is interest rates. When interest rates rise, bond prices typically fall. The longer the fund's duration, the more sensitive it may be to interest rate movements.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments don't perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-backed and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could fall.

o In a down market, certain securities could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to shares of the fund itself.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                          Class A   Class B
--------------------------------------------------------------------------------
   Maximum sales charge (load) on purchases                4.50%     none
--------------------------------------------------------------------------------
     as a % of the offering price
--------------------------------------------------------------------------------
     as a % of your investment
--------------------------------------------------------------------------------
   Maximum deferred sales charge (load)                    none      5.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Annual operating expenses                                 Class A   Class B
--------------------------------------------------------------------------------
 Management fee                                            0.50%     0.50%
--------------------------------------------------------------------------------
 Distribution fee                                          0.30%     1.00%
--------------------------------------------------------------------------------
 Other expenses                                            0.28%     0.28%
--------------------------------------------------------------------------------
 Total fund operating expenses                             1.08%     1.78%
--------------------------------------------------------------------------------
 Expense reimbursement (may be changed or dropped)           --        --
--------------------------------------------------------------------------------
 Actual operating expenses                                 1.08%     1.78%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses (with / without redemption)        Class A   Class B
--------------------------------------------------------------------------------
 Year 1                                      $555      $681  / $181
--------------------------------------------------------------------------------
 Year 3                                      $778      $860  / $560
--------------------------------------------------------------------------------
 Year 5                                      $1,019    $1,164 / $964
--------------------------------------------------------------------------------
 Year 10                                     $1,708    $1,908 / $1,908
--------------------------------------------------------------------------------

FUND I.D. CODES

Class A
--------------------------------------------------------------------------------
Ticker            JHNBX
CUSIP             410223101
Newspaper         SvBndA
SEC number        811-2402

Class B
--------------------------------------------------------------------------------
Ticker            JHBBX
CUSIP             410223309
Newspaper         SvBndB
SEC number        811-2402

Sovereign U.S. Government Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks as high a level of income as is consistent with long-term total return. In pursuing this goal, the fund normally invests at least 65% of assets in U.S. government and agency securities. It may also invest up to 35% of assets in investment-grade short-term securities.

In managing its portfolio, the fund concentrates on sector allocation: deciding which types of bonds to emphasize at a given time. The fund typically focuses on mortgage-related securities and U.S. Treasuries.

While the fund may invest in securities of any maturity, it generally keeps its overall duration (a common indicator of volatility) similar to that of the bond market as a whole. In seeking to manage its exposure to interest rate risk, the fund may use several strategies, including actively managing the weightings of long- and short-term securities in its portfolio. It may also use certain derivatives, for this same purpose or other purposes, although it does not intend to use them extensively.

In abnormal market conditions, the fund may temporarily depart from its stated investment strategy by investing more than 35% of assets in investment-grade short-term securities.

================================================================================

PORTFOLIO MANAGERS

Barry H. Evans, CFA
---------------------------------------
Senior Vice President of adviser
Joined team in 1995
Joined adviser in 1986
Began career in 1986

Seth Robbins
---------------------------------------
Second Vice President of adviser
Joined team in 1995
Joined adviser in 1994
Began career in 1985

Dawn Baillie
---------------------------------------
Joined team in 1998
Joined adviser in 1985
Began career in 1985

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). The year-by-year figures do not include the effect of sales charges; the average annual figures do. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

--------------------------------------------------------------------------------
 Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

[The following information was represented by a bar graph in the printed materials.]

1988   1989    1990   1991    1992   1993   1994    1995    1996   1997   1/1/98 -
                                                                          6/30/98

7.52%  14.92%  8.10%  14.44%  5.15%  9.31%  -4.56%  17.79%  0.82%  8.56%

Best quarter:  up 8.15% second quarter 1989
Worst quarter:  down 3.03% first quarter 1996

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/97
--------------------------------------------------------------------------------
                                              Class A      Class B      Index
--------------------------------------------------------------------------------
 1 year                                       4.38%        3.56%        7.72%
--------------------------------------------------------------------------------
 5 years                                      5.66%        5.81%        6.39%
--------------------------------------------------------------------------------
 10 years                                      --          8.02%        8.13%
--------------------------------------------------------------------------------

Index 1: Lehman Brothers Government Bond Index, an umanaged index that measures the performance of U.S. Treasury bonds and U.S. government agency bonds.

MAIN RISKS

[Clip Art] As with most bond funds, the major factor in this fund's performance is interest rates. When interest rates rise, bond prices typically fall. The longer the fund's duration, the more sensitive it may be to interest rate movements. A fall in the worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments don't perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-backed and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could fall.

o In a down market, certain securities could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to shares of the fund itself.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                          Class A   Class B
--------------------------------------------------------------------------------
   Maximum sales charge (load) on purchases                4.50%     none
--------------------------------------------------------------------------------
     as a % of the offering price
--------------------------------------------------------------------------------
     as a % of your investment
--------------------------------------------------------------------------------
   Maximum deferred sales charge (load)                    none      5.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Annual operating expenses                                 Class A   Class B
--------------------------------------------------------------------------------
 Management fee                                            0.50%     0.50%
--------------------------------------------------------------------------------
 Distribution fee                                          0.30%     1.00%
--------------------------------------------------------------------------------
 Other expenses                                            0.34%     0.34%
--------------------------------------------------------------------------------
 Total fund operating expenses                             1.14%     1.84%
--------------------------------------------------------------------------------
 Expense reimbursement (may be changed or dropped)           --        --
--------------------------------------------------------------------------------
 Actual operating expenses                                 1.14%     1.14%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses (with / without redemption)     Class A   Class B
--------------------------------------------------------------------------------
 Year 1                                   $561      $687  / $187
--------------------------------------------------------------------------------
 Year 3                                   $796      $879  / $579
--------------------------------------------------------------------------------
 Year 5                                   $1,049    $1,196 / $996
--------------------------------------------------------------------------------
 Year 10                                  $1,774    $1,973 / $1,973
--------------------------------------------------------------------------------

FUND I.D. CODES

Class A
--------------------------------------------------------------------------------
Ticker            JHSGX
CUSIP             410227805
Newspaper         SvUSGA
SEC number        811-4651

Class B
--------------------------------------------------------------------------------
Ticker            FGOPX
CUSIP             410227706
Newspaper         SvUSGB
SEC number        811-4651

Strategic Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income without assuming undue risk. Competitive long-term total return is a secondary goal. In pursuing these goals, the fund invests in the following types of securities:

o foreign government and corporate debt securities

o U.S. government and agency securities

o high-yield, or junk, bonds rated as low as CC/Ca and their unrated equivalents (although it generally intends to keep its average credit quality in the investment grade range)

In managing its portfolio, the fund uses top-down analysis to allocate assets among the three major sectors mentioned above. Although it could invest all assets in one sector, it generally expects to remain diversified among all three.

In the foreign sector, the fund seeks high-quality investments (bonds rated no lower than AA/Aa and their unrated equivalents) in developed and emerging markets. In the U.S. government sector, the fund selects investments primarily for current yield. In the junk bond sector, the fund uses bottom-up research to select individual securities from a wide range of industries.

The fund may use certain higher risk investments, including derivatives, restricted or illiquid securities and U.S. or foreign stocks.

In abnormal market conditions, the fund may temporarily depart from its stated investment strategy by investing more than 35% of assets in investment-grade short-term securities.

================================================================================

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
---------------------------------------
Senior Vice President of adviser
Joined team in 1986
Joined adviser in 1986
Began career in 1973

Arthur N. Calavritinos, CFA
---------------------------------------
Second Vice President of adviser
Joined team in 1995
Joined adviser in 1988
Began career in 1986

Roger C. Hamilton
---------------------------------------
Joined team in 1998
Joined adviser in 1994
Began career in 1980

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). The year-by-year figures do not include the effect of sales charges; the average annual figures do. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

--------------------------------------------------------------------------------
 Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

[The following information was represented by a bar graph in the printed materials.]

1988    1989    1990    1991    1992   1993    1994    1995    1996    1997    1/1/98 -
                                                                               6/30/98

13.74%  -0.41%  -9.83%  33.58%  7.68%  13.93%  -3.02%  18.73%  11.63%  12.67%

Best quarter:  up 15.09% first quarter 1991
Worst quarter:  down 6.68% third quarter 1990

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/97
--------------------------------------------------------------------------------
                                 Class A      Class B      Class C(1)   Index 1
--------------------------------------------------------------------------------
 1 year                          7.60%        6.89%        --            7.87%
--------------------------------------------------------------------------------
 5 years                         9.52%          --         --            6.67%
--------------------------------------------------------------------------------
 10 years                        8.75%          --         --            8.34%
--------------------------------------------------------------------------------

Index 1: Lehman Brothers Government/Corporate Bond Index, an unmanaged index that measures the performance of the U.S. goverment bonds, U.S. corporate bonds, and Yankee bonds.

(1) Class C shares commenced operations on May 1, 1998.

MAIN RISKS

[Clip Art] The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices typically fall. The longer the fund's duration (a common indicator of volatility), the more sensitive it may be to interest rate movements. A fall in the worldwide demand for U.S. government securities could also lower the prices of these securities. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain allocation strategies or certain industries or investments don't perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could fall.

o In a down market, certain securities could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to shares of the fund itself.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Shareholder transaction expenses             Class A     Class B    Class C
--------------------------------------------------------------------------------
   Maximum sales charge (load) on purchases   4.50%       none       none
--------------------------------------------------------------------------------
     as a % of the offering price
--------------------------------------------------------------------------------
     as a % of your investment
--------------------------------------------------------------------------------
   Maximum deferred sales charge (load)       none        5.00%      1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Annual operating expenses                    Class A     Class B    Class C
--------------------------------------------------------------------------------
 Management fee                               0.40%       0.40%      0.40%
--------------------------------------------------------------------------------
 Distribution fee                             0.30%       1.00%      1.00%
--------------------------------------------------------------------------------
 Other expenses                               0.22%       0.22%      0.22%
--------------------------------------------------------------------------------
 Total fund operating expenses                0.92%       1.62%      1.62%
--------------------------------------------------------------------------------
 Expense reimbursement
   (may be changed or dropped)                  --          --         --
--------------------------------------------------------------------------------
 Actual operating expenses                    1.92%       1.62%      1.62%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses (with / without redemption)  Class A  Class B          Class C
--------------------------------------------------------------------------------
 Year 1                                $540     $665 / $165      $265  / $165
--------------------------------------------------------------------------------
 Year 3                                $730     $811 / $511      $511  / $511
--------------------------------------------------------------------------------
 Year 5                                $936     $1,081 / $811    $881  / $881
--------------------------------------------------------------------------------
 Year 10                               $1,530   $1,733 / $1,733  $1,922/ $1,922
--------------------------------------------------------------------------------

FUND I.D. CODES

Class A
--------------------------------------------------------------------------------
Ticker            JHFIX
CUSIP             410227102
Newspaper         StrIncA
SEC number        811-4651

Class B
--------------------------------------------------------------------------------
Ticker            STIBX
CUSIP             410227300
Newspaper         StrIncB
SEC number        811-4651

Class C
--------------------------------------------------------------------------------
Ticker            N/A
CUSIP             410227888
Newspaper         N/A
SEC number        811-4651

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

--------------------------------------------------------------------------------
 Class A
--------------------------------------------------------------------------------

o Front-end sales charges, as described at right. For ways to reduce these charges, see the account application.

o    Distribution (12b-1) fee of 0.25%.

--------------------------------------------------------------------------------
 Class B

o    No front-end sales charge; all your money goes to work for you right away.

o    Distribution (12b-1) fee of 1.00%.

o    A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after either five years (Intermediate Maturity Government) or eight years (all other funds), thus reducing future annual expenses.

--------------------------------------------------------------------------------
 Class C

Currently available only on High Yield Bond and Strategic Income.

o    No front-end sales charge; all your money goes to work for you right away.

o    Distribution (12b-1) fee of 1.00%.

o A 1% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
 Sales charges - Intermediate Maturity Government
--------------------------------------------------------------------------------
                            As a % of       As a % of your
 Your investment            offering price  investment

 Up to $99,999              3.00%           3.09%
 $100,000 - $499,999        2.50%           2.56%
 $500,000 - $999,999        2.00%           2.04%
 $1,000,000 and over        See below

--------------------------------------------------------------------------------
 Sales charges - all other funds
--------------------------------------------------------------------------------
                            As a % of       As a % of your
 Your investment            offering price  investment

 Up to $99,999              4.50%           4.71%
 $100,000 - $249,999        3.75%           3.90%
 $250,000 - $499,999        2.75%           2.83%
 $500,000 - $999,999        2.00%           2.04%
 $1,000,000 and over        See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
 CDSC on $1 million+ investments - all funds
--------------------------------------------------------------------------------

 Your investment                            CDSC on shares
                                            being sold

 First $1M - $4,999,999                     1.00%
 Next $1 - $5M above that                   0.50%
 Next $1 or more above that                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the last day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


16  YOUR ACCOUNT

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
 Class B deferred charges - all funds
--------------------------------------------------------------------------------
 Years after    CDSC on Intermediate     CDSC on all
 purchase       Maturity Government      other fund shares
                shares being sold        being sold

 1st year       3.00%                    5.00%
 2nd year       2.00%                    4.00%
 3rd year       2.00%                    3.00%
 4th year       1.00%                    3.00%
 5th year       None                     2.00%
 6th year       None                     1.00%
 After 6 years  None                     None

--------------------------------------------------------------------------------
 Class C deferred charges - all applicable funds
--------------------------------------------------------------------------------
 Years after purchase                    CDSC

 1st year                                1.00%

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

     o    non-retirement account: $1,000
     o    retirement account: $250
     o    group investments: $250
     o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
     o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


                                                                YOUR ACCOUNT  17

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
             Opening an account                 Adding to an account

By check

[Clip art]   o Make out a check for the         o Make out a check for the
               investment amount, payable to      investment amount payable
               "John Hancock Signature            to "John Hancock Signature
               Services, Inc."                    Services, Inc."

             o Deliver the check and your       o Fill out the detachable
               completed application to your      investment slip from an
               financial representative, or       account statement. If no
               mail them to Signature Services    slip is available, include
               (address below).                   a note specifying the fund
                                                  name, your share class,
                                                  your account number and
                                                  the name(s) in which the
                                                  account is registered.

                                                o Deliver the check and your
                                                  investment slip or note to
                                                  your financial
                                                  representative, or mail
                                                  them to Signature Services
                                                  (address below).

By exchange

[Clip art]   o Call your financial              o Call your financial
               representative or Signature        representative or Signature
               Services to request an             Services to request an
               exchange.                          exchange.

By wire

[Clip art]   o Deliver your completed           o Instruct your bank to wire
               application to your financial      the amount of your
               representative, or mail            investment to:
               it to Signature Services.            First Signature Bank & Trust
                                                    Account # 900000260
             o Obtain your account number           Routing # 211475000
               by calling your financial          Specify the fund name, your
               representative or                  share class, your account
               Signature Services.                number and the name(s)
                                                  in which the account is
             o Instruct your bank to wire         registered. Your bank may
               the amount of your investment      charge a fee to wire funds.
               to:
                  First Signature Bank & Trust
                  Account # 900000260
                  Routing # 211475000
               Specify the fund name, your
               choice of share class, the new
               account number and the name(s)
               in which the account is
               registered. Your bank may charge
               a fee to wire funds.

By phone

[Clip art] See "By wire" and "By exchange."      o Verify that your bank or
                                                   credit union is a member of
                                                   the Automated Clearing
                                                   House (ACH) system.

                                                 o Complete the "Invest-By-
                                                   Phone" and "Bank
                                                   Information" sections on
                                                   your account application.

                                                 o Call Signature Services to
                                                   verify that these features
                                                   are in place on your account.

                                                 o Tell the Signature Services
                                                   representative the fund name,
                                                   your share class, your
                                                   account number, the name(s)
                                                   in which the account is
                                                   registered and the amount
                                                   of your investment.

                                        ----------------------------------------

                                        Address:
                                        John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA  02217-1000

                                        Phone Number: 1-800-225-5291

                                        Or contact your financial representative for instructions and assistance.

                                        ----------------------------------------

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


18  YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
           Designed for                       To sell some or all of your shares

By letter

[Clip art] o Accounts of any type.            o Write a letter of instruction
                                                or complete a stock power
           o Sales of any amount.               indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which
                                                the account is registered and
                                                the dollar value or number of
                                                shares you wish to sell.

                                              o Include all signatures and any
                                                additional documents that may
                                                be required (see next page).

                                              o Mail the materials to Signature
                                                Services.

                                              o A check will be mailed to the
                                                name(s) and address in which
                                                the account is registered, or
                                                otherwise according to your
                                                letter of instruction.

By phone

[Clip art] o Most accounts.                   o For automated service 24 hours
                                                a day using your touch-tone
           o Sales of up to $100,000.           phone, call the EASI-Line at
                                                1-800-338-8080.

                                              o To place your order with a
                                                representative at John Hancock
                                                Funds, call Signature Services
                                                between 8 A.M. and 4 P.M.
                                                Eastern Time on most business
                                                days.

By wire or electronic funds transfer (EFT)

[Clip art] o Requests by letter to            o Fill out the "Telephone
             sell any amount (accounts          Redemption" section of your
             of any type).                      new account application.

           o Requests by phone to sell        o To verify that the telephone
             up to $100,000 (accounts           redemption privilege is in
             with telephone redemption          place on an account, or to
             privileges).                       request the forms to add it
                                                to an existing account, call
                                                Signature Services.

                                              o Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                              o Amounts of less than $1,000
                                                may be sent by EFT or by check.
                                                Funds from EFT transactions
                                                are generally available by
                                                the second business day.
                                                Your bank may charge a fee
                                                for this service.

By exchange

[Clip art] o Accounts of any type.            o Obtain a current prospectus for
                                                the fund into which you are
           o Sales of any amount.               exchanging by calling your
                                                financial representative or
                                                Signature Services.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an exchange.

By check

[Clip art] o Government Income, Intermediate  o Request checkwriting on your
             Maturity Government, Sovereign     account application.
             U.S. Government and Strategic
             Income Funds only.               o Verify that the shares to be
                                                sold were purchased more
           o Any account with                   than 10 days earlier or were
             checkwriting privileges.           purchased by wire.

           o Sales of over $100.              o Write a check for any amount
                                                over $100.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


                                                                YOUR ACCOUNT  19

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days

o    you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A Notary Public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
                                                                      [Clip art]
--------------------------------------------------------------------------------

Owners of individual, joint,            o Letter of instruction.
sole proprietorship, UGMA/UTMA          o On the letter, the signatures and
(custodial accounts for minors)           titles of all persons authorized to
or general partner accounts.              sign for the account, exactly as
                                          the account is registered.
                                        o Signature guarantee if applicable
                                          (see above).

Owners of corporate or                  o Letter of instruction.
association accounts.                   o Corporate resolution, certified
                                          within the past twelve months.
                                        o On the letter and the resolution,
                                          the signature of the person(s)
                                          authorized to sign for the account.
                                        o Signature guarantee if applicable
                                          (see above).

Owners or trustees of trust accounts.   o Letter of instruction.
                                        o On the letter, the signature(s) of
                                          the trustee(s).
                                        o Provide a copy of the trust document
                                          certified within the past twelve
                                          months.
                                        o Signature guarantee if applicable
                                          (see above).

Joint tenancy shareholders whose        o Letter of instruction signed by
co-tenants are deceased.                  surviving tenant.
                                        o Copy of death certificate.
                                        o Signature guarantee if applicable
                                          (see above).

Executors of shareholder estates.       o Letter of instruction signed by
                                          executor.
                                        o Copy of order appointing executor,
                                          certified within the past twelve
                                          months.
                                        o Signature guarantee if applicable
                                          (see above).

Administrators, conservators,           o Call 1-800-225-5291 for
guardians and other sellers or            instructions.
account types not listed above.


20  YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o    after any changes of name or address of the registered owner(s)

o    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Your dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


                                                                YOUR ACCOUNT  21

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's medium and long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

--------------------------------------------------------------------------------
YEAR 2000 COMPLIANCE

The adviser and the fund's service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the fund's operations or financial markets generally.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o    Complete the appropriate parts of your accou nt application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o    Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs, 401(k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


22  YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the funds described in this prospectus. Each fund's board of trustees has ultimate responsibility for fund business activities, and retains the services of the various firms that carry out the fund's operations.

Each fund's main business activity -- the management of its investment portfolio -- is carried out by the fund's investment adviser. As compensation, the adviser receives the management fee.

--------------------------------------------------------------------------------
MANAGEMENT FEES

The management fees paid by the John Hancock income funds last year are as follows:

--------------------------------------------------------------------------------
 Fund                                    Management Fee
--------------------------------------------------------------------------------
 Government Income                       0.63%
--------------------------------------------------------------------------------
 High Yield Bond                         0.54%
--------------------------------------------------------------------------------
 Intermediate Maturity Government        0.40%
--------------------------------------------------------------------------------
 Sovereign Bond                          0.50%
--------------------------------------------------------------------------------
 Intermediate Maturity Government        0.40%
--------------------------------------------------------------------------------
 Sovereign U.S. Government Income        0.50%
--------------------------------------------------------------------------------
 Strategic Income                        0.43%
--------------------------------------------------------------------------------

[The following information was represented by a flow chart in the printed materials.]

                              ---------------------
                                  Shareholders
                              ---------------------

--------------------------------------------------------------------------------
                      DISTRIBUTION AND SHAREHOLDER SERVICES

                          Financial services firms and
                              their representatives

                           Provide financial advice to
                                   investors.

                              Principal distributor

                            Markets the funds through
                           financial representatives.

                                 Transfer agent

                         Handles most investor services
                            and transaction requests.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                ASSET MANAGEMENT

                               Investment adviser

                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                           Manages the funds' business
                         and investment activities, and
                         receives the funds' management
                             fees as compensation.

                                    Custodian

                         Holds assets, settles portfolio
                       trades and collects valuation data.
--------------------------------------------------------------------------------

                                    Trustees

                        Supervise the funds' activities.


                              Auditors/Accountants

                        Review funds' financial figures.


                                                                FUND DETAILS  23

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Government Income Fund

Figures audited by

-------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                       10/94(1)         10/95(2)         10/96
-------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                          $8.85            $8.75            $9.32
-------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                   0.06             0.72             0.65(4)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                        (0.10)            0.57            (0.25)
-------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                              (0.04)            1.29             0.40
-------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                        (0.06)           (0.72)           (0.65)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                $8.75            $9.32            $9.07
-------------------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(5) (%)                             (0.45)(6)        15.32(7)          4.49
-------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset value(5) (%)                    (0.46)(6)        15.28               --
-------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                    223          470,569          396,323
-------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets(7) (%)                                 0.12(6)          1.19             1.17
-------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets(7) (%)             0.71(6)          7.38             7.10
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                      92              102(9)           106
-------------------------------------------------------------------------------------------------------------------------------
 Debt outstanding at end of period (000s omitted)(10) ($)                         --               --               --
-------------------------------------------------------------------------------------------------------------------------------
 Average daily debt outstanding during the period (000s omitted)(10) ($)         349              N/A              N/A
-------------------------------------------------------------------------------------------------------------------------------
 Average monthly shares outstanding during the period (000s omitted)          28,696              N/A              N/A
-------------------------------------------------------------------------------------------------------------------------------
 Average daily debt outstanding per share during the period(10) ($)             0.01              N/A              N/A
-------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
 Class A - period ended:                                                     5/97(3)           5/98
---------------------------------------------------------------------------------------------------
 Per share operating performance
---------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                        $9.07
---------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                 0.37(4)
---------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                      (0.14)
---------------------------------------------------------------------------------------------------
 Total from investment operations                                             0.23
---------------------------------------------------------------------------------------------------
 Less distributions:
---------------------------------------------------------------------------------------------------
   Dividends from net investment income                                      (0.37)
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                                              $8.93
---------------------------------------------------------------------------------------------------
 Total investment return at net asset value(5) (%)                            2.57(6)
---------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset value(5) (%)                     --
---------------------------------------------------------------------------------------------------
 Ratios and supplemental data
---------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                              359,758
---------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets(7) (%)                               1.13(8)
---------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets(7) (%)           7.06(8)
---------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                   129
---------------------------------------------------------------------------------------------------
 Debt outstanding at end of period (000s omitted)(10) ($)                       --
---------------------------------------------------------------------------------------------------
 Average daily debt outstanding during the period (000s omitted)(10) ($)       N/A
---------------------------------------------------------------------------------------------------
 Average monthly shares outstanding during the period (000s omitted)           N/A
---------------------------------------------------------------------------------------------------
 Average daily debt outstanding per share during the period(10) ($)            N/A
---------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                                       10/93            10/94            10/95(2)
----------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                          $9.83           $10.05            $8.75
----------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                   0.70             0.65             0.65
----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                         0.24            (1.28)            0.57
----------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                               0.94            (0.63)            1.22
----------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                        (0.72)           (0.65)           (0.65)
----------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold                       --            (0.02)              --
----------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                         (0.72)           (0.67)           (0.65)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                               $10.05            $8.75            $9.32
----------------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(5) (%)                              9.86(7)         (6.42)(7)        14.49(7)
----------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset value(5) (%)                     9.85            (6.43)           14.47
----------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                293,413          241,061          226,954
----------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                    2.00(7)          1.93(7)          1.89(7)
----------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)                7.06(7)          6.98(7)          7.26(7)
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                     138               92              102(9)
----------------------------------------------------------------------------------------------------------------------------
 Debt outstanding at end of period (000s omitted)(10) ($)                         --               --               --
----------------------------------------------------------------------------------------------------------------------------
 Average daily debt outstanding during the period (000s omitted)(10) ($)         503              349              N/A
----------------------------------------------------------------------------------------------------------------------------
 Average monthly shares outstanding during the period (000s omitted)          26,378           28,696              N/A
----------------------------------------------------------------------------------------------------------------------------
 Average daily debt outstanding per share during the period(10) ($)             0.02             0.01              N/A
----------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                                      10/96            5/97(3)           5/98
---------------------------------------------------------------------------------------------------------------------
 Per share operating performance
---------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                         $9.32            $9.08
---------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                  0.58(4)          0.33(4)
---------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                       (0.24)           (0.15)
---------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                              0.34             0.18
---------------------------------------------------------------------------------------------------------------------
 Less distributions:
---------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                       (0.58)           (0.33)
---------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold                      --               --
---------------------------------------------------------------------------------------------------------------------
   Total distributions                                                        (0.58)           (0.33)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                               $9.08            $8.93
---------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(5) (%)                             3.84             2.02(6)
---------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset value(5) (%)                      --               --
---------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                               178,124          153,390
---------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                   1.90             1.87(8)
---------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)               6.37             6.32(8)
---------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                    106              129
---------------------------------------------------------------------------------------------------------------------
 Debt outstanding at end of period (000s omitted)(10) ($)                        --               --
---------------------------------------------------------------------------------------------------------------------
 Average daily debt outstanding during the period (000s omitted)(10) ($)        N/A              N/A
---------------------------------------------------------------------------------------------------------------------
 Average monthly shares outstanding during the period (000s omitted)            N/A              N/A
---------------------------------------------------------------------------------------------------------------------
 Average daily debt outstanding per share during the period(10) ($)             N/A              N/A
---------------------------------------------------------------------------------------------------------------------

(1)  Class A shares commenced operations on September 30, 1994.

(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.

(3)  Effective May 31, 1997, the fiscal year end changed from October 31 to May
     31.

(4)  Based on the average of the shares outstanding at the end of each month.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6)  Not annualized.

(7) Excludes interest expense, which equalled 0.04% for Class A for the year ended October 31, 1995 and 0.15%, 0.01%, 0.01% and 0.02% for Class B for the years ended October 31, 1992, 1993, 1994 and 1995, respectively.

(8)  Annualized.

(9)  Portfolio turnover rate excludes merger activity.

(10) Debt outstanding consists of reverse repurchase agreements entered into during the year.


24  GOVERNMENT INCOME FUND

High Yield Bond Fund

Figures audited by

-------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                            10/93(1)         10/94            10/95(2)
-------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                               $8.10            $8.23            $7.33
 Net investment income (loss)                                                        0.33             0.80(4)          0.72
 Net realized and unrealized gain (loss) on investments                              0.09            (0.83)           (0.12)
 Total from investment operations                                                    0.42            (0.03)            0.60
 Less distributions:
   Dividends from net investment income                                             (0.29)           (0.82)           (0.73)
   Distributions from net realized gain on investments sold                            --            (0.05)              --
   Total distributions                                                              (0.29)           (0.87)           (0.73)
 Net asset value, end of period                                                     $8.23            $7.33            $7.20
 Total investment return at net asset value(5) (%)                                   4.96(6)         (0.59)            8.83
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                                       2,344           11,696           26,452
 Ratio of expenses to average net assets (%)                                         0.91(7)          1.16             1.16
 Ratio of net investment income (loss) to average net assets (%)                    12.89(7)         10.14            10.23
 Portfolio turnover rate (%)                                                          204              153               98


--------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                               10/96            5/97(3)           5/98
--------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                  $7.20            $7.55
 Net investment income (loss)                                           0.76(4)          0.45
 Net realized and unrealized gain (loss) on investments                 0.35             0.32
 Total from investment operations                                       1.11             0.77
 Less distributions:
   Dividends from net investment income                                (0.76)           (0.45)
   Distributions from net realized gain on investments sold               --               --
   Total distributions                                                 (0.76)           (0.45)
 Net asset value, end of period                                        $7.55            $7.87
 Total investment return at net asset value(5) (%)                     16.06            10.54(6)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                         52,792           97,925
 Ratio of expenses to average net assets (%)                            1.10             1.05(7)
 Ratio of net investment income (loss) to average net assets (%)       10.31            10.19(7)
 Portfolio turnover rate (%)                                             113               78

-------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                                            10/93            10/94            10/95(2)
-------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                               $7.43            $8.23            $7.33
 Net investment income (loss)                                                        0.80             0.74(4)          0.67
 Net realized and unrealized gain (loss) on investments                              0.75            (0.83)           (0.13)
 Total from investment operations                                                    1.55            (0.09)            0.54
 Less distributions:
   Dividends from net investment income                                             (0.75)           (0.76)           (0.67)
   Distributions from net realized gain on investments sold                            --            (0.05)              --
   Total distributions                                                              (0.75)           (0.81)           (0.67)
 Net asset value, end of period                                                     $8.23            $7.33            $7.20
 Total investment return at net asset value(5) (%)                                  21.76            (1.33)            7.97
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                                     154,214          160,739          180,586
 Ratio of expenses to average net assets (%)                                         2.08             1.91             1.89
 Ratio of net investment income (loss) to average net assets (%)                    10.07             9.39             9.42
 Ratio of adjusted net investment income (loss) to average net assets(10) (%)          --               --              --
 Portfolio turnover rate (%)                                                          204              153              98


----------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                                             10/96            5/97(3)           5/98
----------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                                $7.20            $7.55
 Net investment income (loss)                                                         0.70(4)          0.42
 Net realized and unrealized gain (loss) on investments                               0.35             0.32
 Total from investment operations                                                     1.05             0.74
 Less distributions:
   Dividends from net investment income                                              (0.70)           (0.42)
   Distributions from net realized gain on investments sold                             --               --
   Total distributions                                                               (0.70)           (0.42)
 Net asset value, end of period                                                      $7.55            $7.87
 Total investment return at net asset value(5) (%)                                   15.24            10.06(6)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                                      242,944          379,024
 Ratio of expenses to average net assets (%)                                          1.82             1.80(7)
 Ratio of net investment income (loss) to average net assets (%)                      9.49             9.45(7)
 Ratio of adjusted net investment income (loss) to average net assets(10) (%)           --               --
 Portfolio turnover rate (%)                                                           113               78


                                                   HIGH YIELD BOND FUND FUND  25

-------------------------------------------------------------------------------------------------------
 Class C - period ended:                                                                           5/98
-------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments
 Total from investment operations
 Less distributions:
   Dividends from net investment income
   Distributions from net realized gain on investments sold
   Total distributions
 Net asset value, end of period
 Total investment return at net asset value(5) (%)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)
 Ratio of expenses to average net assets (%) Ratio of net investment income
 (loss) to average net assets (%)
 Ratio of adjusted net investment income (loss) to average net assets(10) (%)
 Portfolio turnover rate (%)
 Average brokerage commission rate(8)($)

(1)  Class A shares commenced operations on June 30, 1993.

(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.

(3)  Effective May 31, 1997, the fiscal year changed from October 31 to May 31.

(4)  Based on the average of the shares outstanding at the end of each month.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6)  Not annualized.

(7)  Annualized.


26  HIGH YIELD BOND FUND

Intermediate Maturity Government Fund

Figures audited by

-----------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                      3/94            3/95(1)         3/96
-----------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                        $10.05           $9.89           $9.79
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                  0.41            0.49            0.62
-----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                       (0.16)          (0.11)          (0.08)
-----------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                              0.25            0.38            0.54
-----------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                       (0.41)          (0.48)          (0.64)
-----------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold                      --              --              --
-----------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                        (0.41)          (0.48)          (0.64)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                               $9.89           $9.79           $9.69
-----------------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(4) (%)                             2.51            3.98            5.60
-----------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset value(4,5) (%)                  2.27            3.43            4.83
-----------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                24,310          12,950          29,024
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                   0.75(7)         0.80(7)         0.75(7)
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(9) (%)                       0.99(7)         1.35(7)         1.45(7)
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)               4.09            4.91            6.49
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average assets(9) (%)       3.85            4.36            5.79
-----------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share(3) ($)                                                0.02            0.05            0.07
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                    244             341             423(10)
-----------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                     3/97            5/97(2)           5/98
-------------------------------------------------------------------------------------------------------------------
 Per share operating performance
-------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                        $9.69           $9.37
-------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                 0.67(3)         0.11(3)
-------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                      (0.25)           0.09
-------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                             0.42            0.20
-------------------------------------------------------------------------------------------------------------------
 Less distributions:
-------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                      (0.66)          (0.11)
-------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold                  (0.08)             --
-------------------------------------------------------------------------------------------------------------------
   Total distributions                                                       (0.74)          (0.11)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                              $9.37           $9.46
-------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(4) (%)                            4.56            2.13(6)
-------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset value(4,5) (%)                 4.19            1.93(6)
-------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                               22,043          22,755
-------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                  0.75            0.75(8)
-------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(9) (%)                      1.12            1.92(8)
-------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)              6.99            7.07(8)
-------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average assets(9) (%)      6.62            5.90(8)
-------------------------------------------------------------------------------------------------------------------
 Fee reduction per share(3) ($)                                               0.04            0.02
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                   427              77
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                                         3/94             3/95(1)         3/96
--------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                            $10.05           $9.89           $9.79
--------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                      0.34            0.43            0.57
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                           (0.16)          (0.11)          (0.10)
--------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  0.18            0.32            0.47
--------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                           (0.34)          (0.42)          (0.57)
--------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold                          --              --              --
--------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                            (0.34)          (0.42)          (0.57)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                   $9.89           $9.79           $9.69
--------------------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(4) (%)                                 1.85            3.33            4.92
--------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset value(4,5) (%)                      1.61            2.78            4.15
--------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                    11,626           9,506           8,532
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                       1.40(7)         1.45(7)         1.40(7)
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(9) (%)                           1.64(7)         2.00(7)         2.10(7)
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)                   3.44            4.26            5.80
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average net assets(9) (%)       3.20            3.71            5.10
--------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share(3) ($)                                                    0.02            0.05            0.07
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                        244             341             423(10)
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                                         3/97            5/97(2)        5/98
--------------------------------------------------------------------------------------------------------------------
 Per share operating performance
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                            $9.69           $9.37
--------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                     0.60(3)         0.10(3)
--------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                          (0.24)           0.09
--------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                 0.36            0.19
--------------------------------------------------------------------------------------------------------------------
 Less distributions:
--------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                          (0.60)          (0.10)
--------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold                      (0.08)             --
--------------------------------------------------------------------------------------------------------------------
   Total distributions                                                           (0.68)          (0.10)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                  $9.37           $9.46
--------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(4) (%)                                3.84            2.01(6)
--------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at net asset value(4,5) (%)                     3.47            1.81(6)
--------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                    6,779           6,451
--------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                      1.43            1.50(8)
--------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(9) (%)                          1.80            2.67(8)
--------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)                  6.30            6.04(8)
--------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average net assets(9) (%)      5.93            4.87(8)
--------------------------------------------------------------------------------------------------------------------
 Fee reduction per share(3) ($)                                                   0.04            0.02
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                       427              77
--------------------------------------------------------------------------------------------------------------------

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.

(2)  Effective May 31, 1997, the fiscal year end changed from March 31 to May
     31.

(3)  Based on the average of the shares outstanding at the end of each month.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(6)  Not annualized.

(7) Beginning on December 31, 1991 (commencement of operations) through March 31, 1995, the expenses used in the ratios represented the expenses of the fund plus expenses incurred indirectly from the Adjustable U.S. Government fund (the "Portfolio"), the mutual fund in which the fund invested all of its assets. The expenses used in the ratios for the fiscal year ended March 31, 1996 include the expenses of the Portfolio through September 22, 1995.

(8)  Annualized.

(9)  Unreimbursed, without fee reduction.

(10) Portfolio turnover rate excludes merger activity.


                                      INTERMEDIATE MATURITY GOVERNMENT FUND  27

Sovereign Bond Fund

Figures audited by

---------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                12/93           12/94           12/95
---------------------------------------------------------------------------------------------------------------------
 Per share operating performance
---------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                   $15.29          $15.53          $13.90
---------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                             1.14            1.12            1.12
---------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments
   and financial futures contracts                                        0.62           (1.55)           1.50
---------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                         1.76           (0.43)           2.62
---------------------------------------------------------------------------------------------------------------------
 Less distributions:
---------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                  (1.14)          (1.12)          (1.12)
---------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
     sold and financial futures contracts                                (0.38)          (0.08)             --
---------------------------------------------------------------------------------------------------------------------
   Total distributions                                                   (1.52)          (1.20)          (1.12)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                         $15.53          $13.90          $15.40
---------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(2) (%)                       11.80           (2.75)          19.40
---------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                        1,505,754       1,326,058       1,535,204
---------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                              1.41            1.26            1.13
---------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)          7.18            7.74            7.58
---------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                               107              85             103(5)
---------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                12/96           5/97(1)          5/98
-------------------------------------------------------------------------------------------------------------
 Per share operating performance
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                   $15.40          $14.90
-------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                             1.09            0.44
-------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments
   and financial futures contracts                                       (0.50)          (0.12)
-------------------------------------------------------------------------------------------------------------
 Total from investment operations                                         0.59            0.32
-------------------------------------------------------------------------------------------------------------
 Less distributions:
-------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                  (1.09)          (0.44)
-------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
     sold and financial futures contracts                                   --              --
-------------------------------------------------------------------------------------------------------------
   Total distributions                                                   (1.09)          (0.44)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                         $14.90          $14.78
-------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(2) (%)                        4.11            2.22(3)
-------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                        1,416,116       1,361,924
-------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                              1.14            1.11(4)
-------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)          7.32            7.38(4)
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                               123              58
-------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                              12/93(6)         12/94         12/95            12/96
---------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                 $15.90           $15.52        $13.90           $15.40
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                           0.11             1.04          1.02             0.98
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
   investments and financial futures contracts                            --            (1.54)         1.50            (0.50)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                       0.11            (0.50)         2.52             0.48
---------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                (0.11)           (1.04)        (1.02)           (0.98)
---------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on
     investments sold and financial futures contracts                  (0.38)           (0.08)           --               --
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                 (0.49)           (1.12)        (1.02)           (0.98)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $15.52           $13.90        $15.40           $14.90
---------------------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(2) (%)                      0.90(3)         (3.13)        18.66             3.38
---------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                          4,125           40,299        98,739          134,112
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                            1.63(4)          1.78          1.75             1.84
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)        0.57(4)          7.30          6.87             6.62
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                             107               85           103(5)           123
---------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
 Class B - period ended:                                             5/97(1)          5/98
------------------------------------------------------------------------------------------
 Per share operating performance
------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                $14.90
------------------------------------------------------------------------------------------
 Net investment income (loss)                                          0.40
------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
   investments and financial futures contracts                        (0.12)
------------------------------------------------------------------------------------------
 Total from investment operations                                      0.28
------------------------------------------------------------------------------------------
 Less distributions:
------------------------------------------------------------------------------------------
   Dividends from net investment income                               (0.40)
------------------------------------------------------------------------------------------
   Distributions from net realized gain on
     investments sold and financial futures contracts                    --
------------------------------------------------------------------------------------------
   Total distributions                                                (0.40)
------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $14.78
------------------------------------------------------------------------------------------
 Total investment return at net asset value(2) (%)                     1.93(3)
------------------------------------------------------------------------------------------
 Ratios and supplemental data
------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                       132,885
------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                           1.81(4)
------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)       6.68(4)
------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                             58
------------------------------------------------------------------------------------------

(1) Effective May 31, 1997, the fiscal year end changed from December 31 to May 31.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3)  Not annualized.

(4)  Annualized.

(5)  Portfolio turnover excludes merger activity.

(6)  Class B shares commenced operations on November 23, 1993.


28  SOVEREIGN BOND FUND

Sovereign U.S. Government Income Fund

Figures audited by

-------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                              10/93            10/94          10/95        10/96
-------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                 $10.29           $10.89         $9.24        $10.01
-------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                           0.68(2)          0.65          0.65          0.64(2)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments
   and financial futures contracts                                      0.61            (1.34)         0.77         (0.26)
-------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                       1.29            (0.69)         1.42          0.38
-------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                (0.68)           (0.65)        (0.65)        (0.64)
-------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold            (0.01)           (0.31)           --            --
-------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital paid-in                                     --               --            --            --
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                 (0.69)           (0.96)        (0.65)        (0.64)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $10.89            $9.24        $10.01         $9.75
-------------------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(3) (%)                     12.89            (6.66)        15.90          4.02
-------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                        375,416          315,372       370,966       330,162
-------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                            1.30             1.23          1.17          1.15
-------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)        6.47             6.62          6.76          6.58
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                             273              127            94           143
-------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
 Class A - period ended:                                                5/97(1)           5/98
----------------------------------------------------------------------------------------------
 Per share operating performance
----------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                    $9.75
----------------------------------------------------------------------------------------------
 Net investment income (loss)                                             0.37(2)
----------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments
   and financial futures contracts                                       (0.19)
----------------------------------------------------------------------------------------------
 Total from investment operations                                         0.18
----------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------
   Dividends from net investment income                                  (0.36)
----------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold                 --
----------------------------------------------------------------------------------------------
   Distributions from capital paid-in                                    (0.01)
----------------------------------------------------------------------------------------------
   Total distributions                                                   (0.37)
----------------------------------------------------------------------------------------------
 Net asset value, end of period                                          $9.56
----------------------------------------------------------------------------------------------
 Total investment return at net asset value(3) (%)                        1.92(4)
----------------------------------------------------------------------------------------------
 Ratios and supplemental data
----------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                          302,589
----------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                              1.17(5)
----------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)          6.69(5)
----------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                88
----------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                              10/93            10/94          10/95        10/96
-------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                 $10.28           $10.88         $9.23        $10.00
-------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                           0.66(2)          0.61          0.60          0.58(2)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
   investments and financial futures contracts                          0.61            (1.34)         0.77         (0.26)
-------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                       1.27            (0.73)         1.37          0.32
-------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                (0.66)           (0.61)        (0.60)        (0.58)
-------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold            (0.01)           (0.31)           --            --
-------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital paid-in                                     --               --            --            --
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                 (0.67)           (0.92)        (0.60)        (0.58)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $10.88            $9.23        $10.00         $9.74
-------------------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(3) (%)                     12.66            (7.05)        15.27          3.33
-------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                        244,133          196,899       130,824       112,228
-------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                            1.51             1.64          1.72          1.82
-------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)        6.23             6.19          6.24          5.91
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                             273              127            94           143
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
 Class B - period ended:                                              5/97(1)          5/98
-------------------------------------------------------------------------------------------
 Per share operating performance
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $9.74
-------------------------------------------------------------------------------------------
 Net investment income (loss)                                           0.33(2)
-------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
   investments and financial futures contracts                         (0.18)
-------------------------------------------------------------------------------------------
 Total from investment operations                                       0.15
-------------------------------------------------------------------------------------------
 Less distributions:
-------------------------------------------------------------------------------------------
   Dividends from net investment income                                (0.32)
-------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold               --
-------------------------------------------------------------------------------------------
   Distributions from capital paid-in                                  (0.01)
-------------------------------------------------------------------------------------------
   Total distributions                                                 (0.33)
-------------------------------------------------------------------------------------------
 Net asset value, end of period                                        $9.56
-------------------------------------------------------------------------------------------
 Total investment return at net asset value(3) (%)                      1.61(4)
-------------------------------------------------------------------------------------------
 Ratios and supplemental data
-------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                         96,349
-------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                            1.86(5)
-------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)        5.99(5)
-------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                              88
-------------------------------------------------------------------------------------------


(1)  Effective May 31, 1997, the fiscal year end changed from October 31 to May
     31.

(2)  Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)  Not annualized.

(5)  Annualized.


                                       SOVEREIGN U.S. GOVERNMENT INCOME FUND  29

Strategic Income Fund

Figures audited by

------------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                               5/94          5/95          5/96             5/97        5/98
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $7.55         $7.17         $7.15            $7.27
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                           0.68          0.64          0.66(1)          0.64(1)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments,
 foreign currency transactions and financial futures contracts         (0.33)        (0.02)         0.12             0.27
------------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                       0.35          0.62          0.78             0.91
------------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                (0.58)        (0.55)        (0.66)           (0.64)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income                    (0.05)           --            --               --
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital paid-in                                  (0.10)        (0.09)           --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                 (0.73)        (0.64)        (0.66)           (0.64)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                        $7.17         $7.15         $7.27            $7.54
------------------------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(2) (%)                      4.54          9.33         11.37            12.99
------------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                        335,261       327,876       369,127          416,916
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                            1.32          1.09          1.03             1.00
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)        8.71          9.24          9.13             8.61
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                              91            55            78              132
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                               5/94(3)           5/95             5/96
-----------------------------------------------------------------------------------------------------------------------
 Per share operating performance
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                   $7.58            $7.17            $7.15
-----------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                            0.40             0.60(1)          0.61(1)
-----------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments,
 foreign currency transactions and financial futures contracts          (0.41)           (0.02)            0.12
-----------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                       (0.01)            0.58             0.73
-----------------------------------------------------------------------------------------------------------------------
 Less distributions:
-----------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                 (0.32)           (0.52)           (0.61)
-----------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income                     (0.03)              --               --
-----------------------------------------------------------------------------------------------------------------------
   Distributions from capital paid-in                                   (0.05)           (0.08)              --
-----------------------------------------------------------------------------------------------------------------------
   Total distributions                                                  (0.40)           (0.60)           (0.61)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                         $7.17            $7.15            $7.27
-----------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(2) (%)                      (0.22)(4)         8.58            10.61
-----------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                          77,691          134,527          206,751
-----------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                             1.91(5)          1.76             1.73
-----------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)         8.12(5)          8.55             8.42
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                               91               55               78
-----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
 Class B - period ended:                                              5/97        5/98
---------------------------------------------------------------------------------------
 Per share operating performance
---------------------------------------------------------------------------------------
 Net asset value, beginning of period                                 $7.27
---------------------------------------------------------------------------------------
 Net investment income (loss)                                          0.59
---------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments,
 foreign currency transactions and financial futures contracts         0.27
---------------------------------------------------------------------------------------
 Total from investment operations                                      0.86
---------------------------------------------------------------------------------------
 Less distributions:
---------------------------------------------------------------------------------------
   Dividends from net investment income                               (0.59)
---------------------------------------------------------------------------------------
   Distributions in excess of net investment income                      --
---------------------------------------------------------------------------------------
   Distributions from capital paid-in                                    --
---------------------------------------------------------------------------------------
   Total distributions                                                (0.59)
---------------------------------------------------------------------------------------
 Net asset value, end of period                                       $7.54
---------------------------------------------------------------------------------------
 Total investment return at net asset value(2) (%)                    12.21
---------------------------------------------------------------------------------------
 Ratios and supplemental data
---------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                       328,487
---------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                           1.70
---------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)       7.90
---------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                            132
---------------------------------------------------------------------------------------


30  STRATEGIC INCOME FUND

-------------------------------------------------------------------------------------------------------------------
 Class C - period ended:                                                                                      5/98
-------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments, foreign currency transactions and financial futures contracts
 Total from investment operations
 Less distributions:
   Dividends from net investment income
   Distributions in excess of net investment income
   Distributions from capital paid-in
   Total distributions
 Net asset value, end of period
 Total investment return at net asset value(3) (%)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)
 Ratio of expenses to average net assets (%)
 Ratio of net investment income (loss) to average net assets (%)
 Portfolio turnover rate (%)

(1)  Based on the average of the shares outstanding at the end of each month.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3)  Class B shares commenced operations on October 4, 1993.

(4)  Not annualized.

(5)  Annualized.


                                                        STRATEGIC INCOME FUND 31

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock income funds:

ANNUAL/SEMIANNUAL
REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet:

www.jhancock.com/funds

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public
Reference Room in Washington, DC

By phone: 1-800-SEC-0330

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue,
       Boston, Massachusetts
       02199-7603

       John Hancock(R)                        (C) 1998 John Hancock Funds, Inc.
                                                                   INCPN  10/98

                        JOHN HANCOCK SOVEREIGN BOND FUND

                           Class A and Class B Shares
                       Statement of Additional Information

                                 October 1, 1998

This Statement of Additional Information provides information about John Hancock Sovereign Bond Fund (the "Fund"), a diversified open-end investment company, in addition to the information that is contained in the combined Income Funds' Prospectus (the "Prospectus") dated October 1, 1998.


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS
                                                                            Page



Organization of the Fund.......................................................2
Investment Objective and Policies..............................................2
Investment Restrictions.......................................................14
Those Responsible for Management..............................................16
Investment Advisory and Other Services........................................25
Distribution Contracts........................................................27
Sales Compensation                                                            28
Net Asset Value...............................................................28
Initial Sales Charge on Class A Shares........................................29
Deferred Sales Charge on Class B Shares.......................................32
Special Redemptions...........................................................35
Additional Services and Programs..............................................35
Description of the Fund's Shares..............................................37
Tax Status....................................................................38
Calculation of Performance....................................................42
Brokerage Allocation..........................................................43
Transfer Agent Services.......................................................45
Custody of Portfolio..........................................................45
Independent Auditors..........................................................45
Appendix A- Description of Investment Risk                                   A-1
Appendix B-Description of Bond Ratings.......................................B-1
Financial Statements.........................................................F-1

ORGANIZATION OF THE FUND

The Fund is a diversified open-end investment  management company organized as a
Massachusetts   business   trust   under  the  laws  of  The   Commonwealth   of
Massachusetts. The Fund was organized in 1984.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. There is no assurance that the Fund will achieve its investment objective. The investment objective is fundamental and may only be changed with shareholder approval.


The Fund's investment objective is to generate a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of freely marketable debt securities. The Adviser seeks high current income consistent with the moderate level of risk associated with a portfolio consisting primarily of investment grade debt securities.


Under normal conditions, at least 65% of the value of the Fund's assets will be in bonds and/or debentures. In addition, the Fund contemplates at least 75% of the value of its total assets will be in (1) debt securities that have, at the time of purchase, a rating within the four highest grades as determined by
Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or Standard & Poor's ("S&P") (AAA, AA, A, or BBB); (2) debt securities of banks, the U.S. Government and its agencies or instrumentalities and other issuers which, although not rated as a matter of policy by either Moody's or S&P, are considered by the Fund to have investment quality comparable to securities receiving  ratings  within  the  four  highest  grades;  and (3)  cash  and cash equivalents. Debt securities rated Baa or BBB are considered medium-grade obligations with speculative characteristics and adverse economic conditions or changing circumstances may weaken the issuers' capacity to pay interest and repay principal. The Fund will, when feasible, purchase debt securities which are non-callable. It is anticipated that under normal conditions, the Fund will not invest more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding U.S. dollar-denominated Canadian securities). The Fund will diversify its investments among a number of industry groups without concentration in any particular industry. The Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.


The Fund may purchase corporate debt securities bearing fixed or fixed and contingent interest as well as those which carry certain equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, or participations based on revenues, sales or profits. The Fund will not exercise any such conversion, exchange or purchase rights if, at the time, the value of all equity interests so owned would exceed 10% of the Fund's total assets taken at market value.

For liquidity and flexibility, the Fund may place up to 35% of total assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. Similarly, when such yields increase, the market value of a portfolio already invested can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the ratings of Moody's and S&P and their significance.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.

Participation Interests. Participation interests, which may take the form of interests in, or assignments of certain loans, are acquired from banks who have made these loans or are members of a lending syndicate. The Fund's investments in participation interests may be subject to its 15% limitation on investments in illiquid securities.

Structured Securities. The Fund may invest in structured securities including notes, bonds or debentures, the value of the principal of and/or interest on which is to be determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

Lower Rated High Yield Debt Obligations. The Fund may invest up to 25% of the value of its total assets in fixed income securities rated below Baa by Moody's, or below BBB by S&P, or in securities which are unrated. The Fund may invest in securities rated as low as Ca by Moody's or CC by S&P, which may indicate that the obligations are highly speculative and in default. Lower rated securities are generally referred to as junk bonds. See the Appendix attached to this Statement of Additional Information, for the distribution of securities in the various ratings categories and a description of the characteristics of the categories. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Fund may invest in unrated securities which, in the opinion of the Adviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal.

The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. In the case of lower-rated securities, these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and value accurately the Fund's assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing the high yield bonds. To the extent that the Fund invests in these securities, the achievement of the Fund's objective will depend more on the Adviser's judgment and analysis than would otherwise be the case. In addition, the Fund's investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not the perceptions are justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower-rated securities and may do so in the future, particularly with respect to highly leveraged issuers. The market prices of zero coupon and payment-in-kind bonds are affected to a greater extent by interest rate changes, and thereby tend to be more volatile than securities that pay interest periodically and in cash. Increasing rate note securities are typically refinanced by the issuers within a short period of time. The Fund accrues income on these securities for tax and accounting purposes, which is required to be distributed to shareholders. Because no cash is received while income accrues on these securities, the Fund may be forced to liquidate other investments to make the distributions.

The Fund may acquire individual securities of any maturity and is not subject to any limits as to the average maturity of its overall portfolio. The longer the Fund's average portfolio maturity, the more the value of the portfolio and the net asset value of the Fund's shares will fluctuate in response to changes in interest rates. An increase in interest rates will generally reduce the value of the Fund's portfolio securities and the Fund's shares, while a decline in interest rates will generally increase their value.


Securities of Domestic and Foreign Issuers. The Fund may invest in U.S. dollar-denominated securities of foreign and United States issuers that are issued in or outside of the United States. Foreign companies may not be subject to accounting standards and government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign markets generally provide less liquidity than U.S. markets (and thus potentially greater price volatility) and typically provide fewer regulatory protections for investors. Foreign securities can also be affected by political or financial instability abroad. It is anticipated that under normal conditions, the Fund will not invest more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding U.S. dollar-denominated Canadian securities).


Mortgage-backed and Derivative Securities. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans which are guaranteed by agencies or instrumentalities of the U.S. government. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment scenarios, the Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking in" a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.

The Fund's investments in mortgage-backed securities may include conventional mortgage passthrough securities and certain classes of multiple class collateralized mortgage obligations ("CMOs"). In order to reduce the risk of prepayment for investors, CMOs are issued in multiple classes, each having different maturities, interest rates, payment schedules and allocations of principal and interest on the underlying mortgages. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which the Fund may invest include but are not limited to sequential and parallel pay CMOs, including planned amortization class ("PAC") and target amortization class ("TAC") securities.

Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Conventional mortgage passthrough securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars."

Repurchase Agreements. In a repurchase agreement the Fund would buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse purchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain with the Fund's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements or borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the of Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of the 1933 Act ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act. However, the Fund will not invest more than 15% limit on illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit in illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted investments. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's liquidity and availability of information. This investment practice could have the effect of increasing the level of liquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities  and Securities  Indices.  The Fund may purchase and write
(sell) call and put options on any securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.


All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.


The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.


Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.


While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.


Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.


Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when- issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Mortgage "Dollar Roll" Transactions. The Fund may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as a financing.

Asset-Backed Securities. The Fund may invest a portion of its assets in asset-backed securities. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset- backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Swaps, Caps, Floors and Collars. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Fund will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Pay-In-Kind, Delayed and Zero Coupon Bonds. The Fund may invest in pay-in- kind, delayed and zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices in pay-in-kind, delayed and zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "TAX STATUS."

Brady Bonds. The Fund may invest in Brady Bonds and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities described as part of a restructuring plan created by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan facilitates the exchange of commercial bank debt for newly issued bonds (known as Brady Bonds). The World Bank and the IMF provide funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements the IMF debtor nations are required to implement domestic monetary and fiscal reforms. These reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's ability to service its external obligations and promote its economic growth and development. The Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

Brady Bonds have recently been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Poland, the Philippines, Uruguay and Venezuela and may be issued by other countries. Over $130 billion in principal amount of Brady Bonds have been issued to date, the largest portion having been issued by Argentina and Brazil. Brady Bonds may involve a high degree of risk, may be in default or present the risk of default. As of January 1, 1997, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize however, that Brady Bonds have been issued only recently, and, accordingly, they do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Although Brady Bonds may be collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

The Fund intends to use short-term trading of securities as a means of managing its portfolio to achieve its investment objective. The Fund, in reaching a decision to sell one security and purchase another security at approximately the same time, will take into account a number of factors, including the quality ratings, interest rates, yields, maturity dates, call prices, and refunding and sinking fund provisions of the securities under consideration, as well as historical yield spreads and current economic information. The success of short-term trading will depend upon the ability of the Fund to evaluate particular securities, to anticipate relevant market factors, including trends of interest rates and earnings and variations from such trends, to obtain relevant information, to evaluate it promptly, and to take advantage of its evaluations by completing transactions on a favorable basis. It is expected that the expenses involved in short-term trading, which would not be incurred by an investment company which does not use this portfolio technique, will be significantly less than the profits and other benefits which will accrue to shareholders.

The portfolio turnover rate will depend on a number of factors, including the fact that the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund intends to limit its short-term trading so that less than 30% of the Fund's gross annual income (including all dividend and interest income and gross realized capital gains, both short and long-term, without being offset for realized capital losses) will be derived from gross realized gains on the sale or other disposition of securities held for less than three months. This limitation, which must be met by all mutual funds in order to obtain such Federal tax treatment, at certain times may prevent the Fund from realizing capital gains on some securities held for less than three months.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

         (1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund's investment policy, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph
(3) below are not deemed to be senior securities.

         (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

         (3) Pledge, mortgage, or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value.

         (4) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.
         (5) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or issued by companies that invest in real estate or interests therein.

         (6) Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and
(3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         (7) Invest in commodities or commodity contracts or in puts, calls, or combinations of both, except interest rate futures contracts, options on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

         (8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

         (9) Purchase securities of an issuer, (other than the U.S. Government, its agencies or instrumentalities) if

                  (a) Such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, or

                  (b) Such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

In connection with the lending of portfolio securities under item (6) above, such loans must at all times be fully collateralized by cash or securities of the U.S. Government or its agencies or instrumentalities and the Fund's custodian must take possession of the collateral either physically or in book entry form. Any cash collateral will consist of short-term high quality debt instruments. Securities used as collateral must be marked to market daily.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval: The Fund may not:

         (a) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

         (b) Purchase securities on margin or make short sales, except margin deposits in connection with transactions in options, futures contracts, options on futures contracts and other arbitrage transactions or unless by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange transactions.

         (c) Invest for the purpose of exercising control over or management of any company.

         (d) Invest more than 15% of its net assets in illiquid securities.

         (e) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees of the Trust, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also Officers and Directors of the Adviser or Officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                   Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                              Chairman, Trustee and Chief
October 1944                                                                   Executive Officer, The Berkeley
                                                                               Financial Group ("The Berkeley
                                                                               Group"); Chairman and Director, NM
                                                                               Capital Management, Inc. ("NM
                                                                               Capital"), John Hancock Advisers
                                                                               International Limited ("Advisers
                                                                               International") and Sovereign Asset
                                                                               Management Corporation ("SAMCorp");
                                                                               Chairman, Chief Executive Officer
                                                                               and President, John Hancock Funds,
                                                                               Inc. ("John Hancock Funds");
                                                                               Chairman, First Signature Bank and
                                                                               Trust Company; Director, John
                                                                               Hancock Insurance Agency, Inc.
                                                                               ("Insurance Agency, Inc."), John
                                                                               Hancock Advisers International
                                                                               (Ireland) Limited ("International
                                                                               Ireland"), John Hancock Capital
                                                                               Corporation and New England/Canada
                                                                               Business Council; Member,
                                                                               Investment Company Institute Board
                                                                               of Governors; Director, Asia
                                                                               Strategic Growth Fund, Inc.;
                                                                               Trustee, Museum of Science;
                                                                               Director, John Hancock Freedom
                                                                               Securities Corporation (until
                                                                               September 1996); Director, John
                                                                               Hancock Signature Services, Inc.
                                                                               ("Signature Services") (until
                                                                               January 1997).

-------------------
* Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment  Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Dennis S. Aronowitz                     Trustee                                Professor of Law, Emeritus, Boston
1216 Falls Boulevard                                                           University School of Law (as of
Fort Lauderdale, FL  33327                                                     1997); Trustee, Brookline Savings
June 1931                                                                      Bank.

Richard P. Chapman, Jr.                 Trustee (1)                            President, Brookline Savings Bank;
160 Washington Street                                                          Director, Federal Home Loan Bank of
Brookline, MA  02147                                                           Boston (lending); Director, Lumber
February 1935                                                                  Insurance Companies (fire and
                                                                               casualty insurance); Trustee,
                                                                               Northeastern University (education);
                                                                               Director, Depositors Insurance Fund,
                                                                               Inc. (insurance).

William J. Cosgrove                     Trustee                                Vice President, Senior Banker and
20 Buttonwood Place                                                            Senior Credit Officer, Citibank,
Saddle River, NJ  07458                                                        N.A. (retired September 1991);
January 1933                                                                   Executive Vice President, Citadel
                                                                               Group Representatives, Inc.; EVP
                                                                               Resource Evaluation, Inc.
                                                                               (consulting) (until October 1993);
                                                                               Trustee, the Hudson City Savings
                                                                               Bank (since 1995).

-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.




                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Douglas M. Costle                       Trustee (1)                            Director, Chairman of the Board and
RR2 Box 480                                                                    Distinguished Senior Fellow,
Woodstock, VT  05091                                                           Institute for Sustainable
July 1939                                                                      Communities, Montpelier, Vermont
                                                                               (since 1991); Dean Vermont Law
                                                                               School (until 1991); Director, Air
                                                                               and Water Technologies Corporation
                                                                               (environmental services and
                                                                               equipment), Niagara Mohawk Power
                                                                               Company (electric services) and
                                                                               Mitretek Systems (governmental
                                                                               consulting services).

Leland O. Erdahl                        Trustee                                Director, Santa Fe Ingredients
8046 Mackenzie Court                                                           Company of California, Inc. and
Las Vegas, NV  89129                                                           Santa Fe Ingredients Company, Inc.
December 1928                                                                  (private food processing companies),
                                                                               Uranium Resources, Inc.; President,
                                                                               Stolar, Inc. (1987-1991); President,
                                                                               Albuquerque Uranium Corporation
                                                                               (1985-1992); Director,
                                                                               Freeport-McMoRan Copper & Gold
                                                                               Company, Inc., Hecla Mining Company,
                                                                               Canyon Resources Corporation and
                                                                               Original Sixteen to One Mines, Inc.
                                                                               (1984-1987 and 1991-1995)
                                                                               (management consultant).

-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                         Positions Held                        Principal Occupations(s)
Name and Address                         With the Company                      During the Past Five Years
----------------                         ----------------                      --------------------------
Richard A. Farrell                       Trustee                               President of Farrell, Healer & Co.,
Venture Capital Partners                                                       (venture capital management firm)
160 Federal Street                                                             (since 1980);  Prior to 1980, headed
23rd Floor                                                                     the venture capital group at Bank of
Boston, MA  02110                                                              Boston Corporation.
November 1932

Gail D. Fosler                           Trustee                               Vice President and Chief Economist,
3054 So. Abingdon Street                                                       The Conference Board (non-profit
Arlington, VA  22206                                                           economic and business research);
December 1947                                                                  Director, Unisys Corp.; and H.B.
                                                                               Fuller Company.

William F. Glavin                        Trustee                               President  Emeritus,  Babson College
120 Paget Court - John's  Island                                               (as  of  1997);  Vice  Chairman,
Vero  Beach,  FL  32963                                                        Xerox Corporation (until June
                                                                               1989); March 1932 Director, Caldor Inc.,
                                                                               Reebok, Ltd. (since 1994) and Inco
                                                                               Ltd.

Anne C. Hodsdon *                        Trustee and President (1,2)           President, Chief Operating Officer
101 Huntington Avenue                                                          and Director, the Adviser; Trustee,
Boston, MA  02199                                                              The Berkeley Group; Director, John
April 1953                                                                     Hancock Funds, Advisers
                                                                               International, Insurance Agency,
                                                                               Inc. and International Ireland;
                                                                               President and Director, SAMCorp. and
                                                                               NM Capital; Executive Vice
                                                                               President, the Adviser (until
                                                                               December 1994); Director, Signature
                                                                               Services (until January 1997).

-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment  Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Dr. John A. Moore                       Trustee                                President and Chief Executive
Institute for Evaluating Health Risks                                          Officer, Institute for Evaluating
1629 K Street NW                                                               Health Risks, (nonprofit
Suite 402                                                                      institution) (since September 1989).
Washington, DC  20006-1602
February 1939

Patti McGill Peterson                   Trustee                                Executive Director, Council for
Council for International Exchange of                                          International Exchange of Scholars
Scholars                                                                       (since January 1998), Vice
3007 Tilden Street, N.W., Suite 5L                                             President, Institute of
Washington, DC  20008-3009                                                     International Education (since
May 1943                                                                       January 1998); Cornell Institute of
                                                                               Public Affairs, Cornell University
                                                                               (until December 1997); President
                                                                               Emeritus of Wells College and St.
                                                                               Lawrence University; Director,
                                                                               Niagara Mohawk Power Corporation
                                                                               (electric utility) and Security
                                                                               Mutual Life (insurance).

John W. Pratt                           Trustee                                Professor of Business Administration
2 Gray Gardens East                                                            at Harvard University Graduate
Cambridge, MA  02138                                                           School of Business Administration
September 1931                                                                 (since 1961).

-------------------
* Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment  Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Richard S. Scipione *                   Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                             Company; Director, the Adviser,
P.O. Box 111                                                                   Advisers International, John Hancock
Boston, MA  02117                                                              Funds, John Hancock Distributors,
August 1937                                                                    Inc., Insurance Agency, Inc., John
                                                                               Hancock Subsidiaries, Inc., SAMCorp.
                                                                               and NM Capital; Trustee, The
                                                                               Berkeley Group; Director, JH
                                                                               Networking Insurance Agency, Inc.;
                                                                               Director, Signature Services (until
                                                                               January 1997).

Edward J. Spellman, CPA                 Trustee                                Partner, KPMG Peat Marwick LLP
259C Commercial Bld.                                                           (retired June 1990).
Lauderdale, FL  33308
November 1932

Robert G. Freedman                      Vice Chairman and Chief Investment     Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                            Officer, the Adviser; Director, the
Boston, MA  02199                                                              Adviser, Advisers International,
July 1938                                                                      John Hancock Funds, SAMCorp.,
                                                                                Insurance Agency, Inc.,
                                                                                Southeastern Thrift & Bank Fund and
                                                                                NM Capital; Senior Vice President,
                                                                                The Berkeley Group; President, the
                                                                                Adviser (until December 1994);
                                                                                Director, Signature Services (until
                                                                                January 1997).

-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
James B. Little                         Senior Vice President and Chief        Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                      The Berkeley Group, John Hancock
Boston, MA  02199                                                              Funds.
February 1935

John A. Morin                           Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                          Adviser, The Berkeley Group,
Boston, MA  02199                                                              Signature Services and John Hancock
July 1950                                                                      Funds; Secretary, NM Capital and
                                                                               SAMCorp.; Clerk, Insurance Agency,
                                                                               Inc.; Counsel, John Hancock Mutual
                                                                               Life Insurance Company (until
                                                                               February 1996), and Vice President
                                                                               of John Hancock Distributors, Inc.
                                                                               of John Hancock Distributors, Inc.
                                                                               (until April 1994).

Susan S. Newton                         Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                          Hancock Funds, Signature Services
Boston, MA  02199                                                              and The Berkeley Group; Vice
March 1950                                                                     President, John Hancock
                                                                               Distributors, Inc. (until April
                                                                               1994).

James J. Stokowski                      Vice President and Treasurer           Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946

-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940 (
1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau and Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Fund for their services.



                                        Aggregate                            Total Compensation From the
                                        Compensation                         Fund and John Hancock Fund
Independent Trustees                    From the Fund(1)                     Complex to Trustees*
--------------------                    ----------------                     --------------------
Dennis S. Aronowitz                     $                                    $  72,000
Richard P. Chapman, Jr.+                $                                    $  75,000
William J. Cosgrove +                   $                                    $  72,000
Douglas M. Costle                       $                                    $  75,000
Leland O. Erdahl                        $                                    $  72,000
Richard A. Farrell                      $                                    $  75,000
Gail D. Fosler                          $                                    $  72,000
William F. Glavin +                     $                                    $  72,000
Dr. John A. Moore +                     $                                    $  72,000
Patti McGill Peterson                   $                                    $  72,000
John W. Pratt                           $                                    $  72,000
Edward J. Spellman                      $                                    $  75,000
                                        ----                                 ---------
Total                                   $                                    $876,000

(1) Compensation for the fiscal year ended May 31, 1998.

* Compensation for the calendar year ended December 31, 1997.

The total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 1997. On this date, there were sixty-seven funds in the John Hancock Complex of which each of these independent trustees served on thirty-two of the funds.

+ On December 31, 1997 the value of the aggregate deferred compensation from all funds in the John Hancock Fund Complex for Mr. Chapman was $69,148 and for Mr. Cosgrove was $167,829 and for Mr. Glavin was $193,514 and for Dr. Moore was $84,315 under the John Hancock Deferred Compensation Plan for Independent Trustees.

As of June 15, 1997, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned 5% of or more of the outstanding shares of the Funds listed below:

                                                             Percentage of Total Outstanding
Name and Address of Shareholders     Class of Shares         Shares of the Class of the  Fund
--------------------------------     -----------------       -------------------------
MLPF&S For The Sole                         B                       16.50%
Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East
Jacksonville FL 32246-6484

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A. M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

                  Net Asset Value                        Annual Rate
                  ---------------                        -----------
                  First $1,500,000,000                   0.50%
                  Next $500,000,000                      0.45%
                  Next $500,000,000                      0.40%
                  Amount Over $2,500,000,000             0.35%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.


For the fiscal years ended December 31, 1996, the Adviser received fees of $7,799,825. For the period from January 1, 1997 to May 31, 1997, the Adviser received fees of $3,116,997 and for the fiscal year ended May 31, 1998, the Adviser received fees of $ .

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for the purchase or sale of securities by the Adviser for the Fund for other funds or clients, for which the Adviser renders investment advice, arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement was approved by all of the Trustees. The Advisory Agreement, and the Distribution Agreement discussed below, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.


Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended December 31, 1996, the Fund paid the Adviser $291,977 for services under this agreement. For the period from January 1, 1997 to May 31, 1997, the Fund paid the Adviser $116,998 for services under this agreement. For the fiscal year ended May 31, 1998, the Fund paid the Adviser $ for services under this agreement.


In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class on behalf of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Class A or Class B shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale or, in the case of Class B shares, on a deferred basis. John Hancock Funds may pay extra compensation to financial services firms selling large amounts of fund shares. This compensation would be calculated as a percentage of fund shares sold by the firm.


Total underwriting commissions for sales of the Fund's Class A shares for the fiscal years ended December 31, 1996 was $2,391,266, for the period from January 1, 1997 to May 31, 1997 was $695,419 and for the fiscal year ended May 31, 1998 was $ . Of such amounts $215,658, $80,489 and $ , were retained by John Hancock Funds in 1996, for the period from January 1, 1997 to May 31, 1997 and 1998. The remainder of the underwriting commissions were reallowed to selling brokers.

The Fund's Trustees adopted Distribution Plans with respect to Class A and Class B shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Investment Company Act"). Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% and 1.00%, respectively, of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse the John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of the John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat the unreimbursed expenses under the Class B Plan as a liability of the Fund because the Trustees may terminate the Class B Plan at any time. For the fiscal year ended May 31, 1998, an aggregate of $ of distribution expenses or % of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.


The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class in each case upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. Each Plan provides that no material amendment to the Plans will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.


During the fiscal year ended May 31, 1998, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services for the Fund:

                                                   Expense Items

                                         Printing and
                                         Mailing of                         Expenses of    Interest
                                         Prospectus to   Compensa-          John           Carrying or
                                         New             tion to            Hancock        Other
                      Advertising        Shareholders    Selling            Funds          Finance
                      -----------        ------------    Brokers            ------         Charges
                                                         -------                           -------
Class A Shares        $                    $                $                 $              $    0
Class B Shares        $                    $                $                 $              $

SALES COMPENSATION

As part of their business strategies, each of the John Hancock funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation that authorizes annual fees of this type). The 12b-1 fee rates vary by share class, according to Rule 12b-1 plans adopted by each class. The sales charges and 12b-1 fees paid by investors are detailed in the prospectus. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.

Whenever you make an investment in the fund, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.


Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.



                                                             Maximum
                                       Sales charge          reallowance            First year         Maximum
                                       paid by investors     or commission          service fee        total compensation (1)
Class A Investments                    (% of offering        (% of offering price)  (% of net          (% of offering price)
-------------------                    ---------------       ---------------------  ----------         ---------------------
                                       price)                                       investment)
                                       ------                                       -----------
Up to $99,999                          4.50%                 3.76%                  0.25%              4.00%
$100,000 - $249,999                    3.75%                 3.01%                  0.25%              4.00%
$250,000 - $499,999                    2.75%                 2.06%                  0.25%              2.30%
$500,000 - $999,999                    2.00%                 1.51%                  0.25%              1.75%

Regular investments of $1 million
or more

First $1M - $4,999,999                --                     0.75%                  0.25%              1.00%
Next $1M - $5M above that             --                     0.25%                  0.25%              0.50%
Next $1 or more above that            --                     0.00%                  0.25%              0.25%


                                                             Maximum
                                                             reallowance            First year         Maximum
                                                             or commission          service fee        total compensation (1)
Class B investments                                          (% of offering price)  (% of net          (% of offering price)
-------------------                                          ---------------------  ----------         ---------------------
                                                                                    investment)
                                                                                    -----------
All amounts                                                  3.75%                  0.25%              4.00%


(1)   Reallowance/commission   percentages   and  service  fee  percentages  are
calculated   from  different   amounts,   and  therefore  may  not  equal  total
compensation percentages if combined using simple addition.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of a Fund's NAV. If quotations are not readily available, or the value has been materially affected by the events occurring after closing of a foreign market, assets are valued by a method that Trustees believe accurately reflects fair value.

The NAV of each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, a Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive a Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund owned by the investor or, if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same-sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than 3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

          Amount Invested                     CDSC RATE

         $1 to $4,999,000                      1.00%
         Next $5 million to $9,999,999         0.50%
         Amounts of $10 million and over       0.25%

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.


Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount then being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize.


Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.


Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a qualified retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These qualified retirement plans include Traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including TSAs) and Section 457 plans. Non-qualified and retirement plans investments cannot be combined to satisfy an LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $100,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient
Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrow Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.


          DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service defined contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. However, you cannot redeem appreciation value only in order to avoid a CDSC.


When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

          Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

       oProceeds  of 50 shares  redeemed at $12 per share (50 x12) $  600.00
       o*Minus  Appreciation  ($12  - $10) x 100 shares              (200.00)
       oMinus  proceeds  of 10  shares  not subject to CDSC (dividend
        reinvestment)                                                (120.00)
       oAmount subject to CDSC                                       $280.00
       *The appreciation is based on all 100 shares in the lot not just the shares being redeemed.


Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Funds in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Funds to sell the Class B shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Funds' right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions where the proceeds are used to purchase a John Hancock Declaration Variable Annuity.

* Redemptions of Class B shares made under a periodic withdrawal plan, or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

*        Redemptions of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.


For retirement Accounts (such as Traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.


* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement under Section 401(a) of the Code (such as 401(k), Money Purchase Plan or Profit-Sharing
         Plan).

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for reference.

CDSC Waiver Matrix for Class B.



--------------------------------------------------------------------------------------------------------------
Type of               401 (a) Plan       403 (b)           457              IRA, IRA         Non-retirement
Distribution          (401 (k), MPP,                                        Rollover
                      PSP)
--------------------------------------------------------------------------------------------------------------
Death or Disability   Waived             Waived            Waived           Waived           Waived

--------------------------------------------------------------------------------------------------------------
Over 70 1/2           Waived             Waived            Waived           Waived for       12% of account
                                                                            mandatory        value annually
                                                                            distributions    in periodic
                                                                            or 12% of        payments
                                                                            account value
                                                                            annually in
                                                                            periodic
                                                                            payments
--------------------------------------------------------------------------------------------------------------
Between 59 1/2 and      Waived             Waived            Waived         Waived for       12% of account
70 1/2                                                                      Life             value annually
                                                                            Expectancy or    in periodic
                                                                            12% of account   payments
                                                                            value annually
                                                                            in periodic
                                                                            payments
--------------------------------------------------------------------------------------------------------------
Under 59 1/2          Waived for         Waived for        Waived for       Waived for       12% of account
                      annuity payments   annuity           annuity          annuity          value annually
                      (72t) or 12% of    payments (72t)    payments (72t)   payments (72t)   in periodic
                      account value      or 12% of         or 12% of        or 12% of        payments
                      annually in        account value     account value    account value
                      periodic payments  annually in       annually in      annually in
                                         periodic          periodic         periodic
                                         payments          payments         payments
--------------------------------------------------------------------------------------------------------------
Loans                 Waived             Waived            N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------
Termination of Plan   Not Waived         Not Waived        Not Waived       Not Waived       N/A
--------------------------------------------------------------------------------------------------------------
Hardships             Waived             Waived            Waived           N/A              N/A
--------------------------------------------------------------------------------------------------------------
Return of Excess      Waived             Waived            Waived           Waived           N/A
--------------------------------------------------------------------------------------------------------------


If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.


Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Maturity Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.


If a shareholder exchanges Class B shares purchased prior to January
1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of the Fund shares may be more or less than the shareholder's cost, which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class A or Class B shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B shares and because redemptions are taxable events. Therefore, a shareholder should not purchase Class A and Class B shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling
Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the processing date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have not authorized any additional series of the Fund, other than the Fund, although they may do so in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of Class A and Class B shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class A and Class B shares will be borne exclusively by that class, (ii) Class B shares will pay higher distribution and service fees than Class A shares and (iii) each of Class A and Class B shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on whether Class A or Class B shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.


The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter or credit card checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


TAX STATUS

          The Fund has qualified and has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains, if any) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a four percent non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.) As a result of federal tax legislation enacted on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department may issue regulations to apply this legislation to the Fund's distributions from its realized net capital gain, the treatment of which is uncertain prior to the issuance of these regulations. Shareholders should contact their own tax advisers on the correct application of these new rules. Some distributions from investment company taxable income and/or net capital gain may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The amount of net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities that will generate capital gains or to enter into options or futures transactions. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund
(including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within ninety (90) days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion. Also, future Treasury Department regulations that affect the taxation of capital gains may contain rules for determining different tax rates applicable to sales of Fund shares held for more than one year, more than 18 months, and (for certain sales after the year 2000 or the year 2005) more than five years. These regulations may also contain other rules coordinating the provisions affecting the taxation of gains recognized by funds on the sales of their portfolio assets and the gains recognized by the funds' shareholders who receive distributions attributable to these gains and who redeem or otherwise dispose of their shares in funds. These new regulations could modify some of the provisions described above.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of this excess and his pro rata share of these taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed to shareholders. The Fund has $29,796,705 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. These carryforwards expire at various amounts and times from 1999 through 2005.

Dividends and capital gain distributions from the Fund will not qualify for the dividends-received deduction for corporations.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to the Fund's investments in certain foreign securities, if any. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Because more than 50% of the Fund's assets at the close of any taxable year will generally not consist of stocks or securities of foreign corporations, the Fund will generally be unable to pass through such taxes to its shareholders, who will therefore generally not be entitled to any foreign tax credit or deduction with respect to their investment in the Fund. The Fund will deduct such taxes in determining the amount it has available for distribution to shareholders.

The Fund is required to accrue income on any debt securities that have more than a de minimus amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market rules applicable to certain options and futures contracts may also require the Fund to recognize gain within a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The Fund may be required to account for its transactions in forward rolls or swaps, caps, floors and collars in a manner that, under certain circumstances, may limit the extent of its participation in such transactions. Additionally, the Fund may be required to recognize gain, but not loss, if a swap or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. The Fund may have to sell portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

The Fund may invest in debt obligations that are in the lower rating categories or are unrated, including debt obligations of issuers not currently paying interest as well as issuers who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it invests in such securities, in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income or excise tax.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into futures and options transactions. Certain options and futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Also, some of the Fund's losses on its transactions involving options and futures contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may thereafter affect the amount, timing and character of the Fund's distributions to shareholders. Some of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options and futures transactions in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty), on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


For the 30-day period ending May 31, 1998, the yield on Class A and Class B shares of the Fund was % and %, respectively. The average annual total return of the Class A shares of the Fund for the 1 year, 5 year and 10 year periods ended May 31, 1998 was %, %and %, respectively.

The average total return of Class B shares of the Fund for the period from January 1, 1997 to May 31, 1998 and since inception on November 23, 1993 was % and %, respectively.


The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge, where applicable) on the last day of the period, according to the following standard formula:

                              a - b      6
                              ____
               Yield = 2 ( [ ( cd ) +1 ] - 1 )

Where:

                   a =  dividends and interest earned during the period.
                   b =  net expenses accrued during the period.
                   c = the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
                   d = the maximum offering price per share on the last day of the period (NAV where applicable).

Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                         n _________
                    T = \ / ERV / P - 1

          Where:

                   P = a hypothetical  initial investment of $1,000.
                   T = average annual total return.
                   n = number of years.
                   ERV =  ending   redeemable  value  of  hypothetical
                       $1,000 investment made at the beginning of the 1 year, 5 year and 10 year periods.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of Class A or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

From time to time, in reports and promotional literature, the Fund's total return and/or yield will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper"-Mutual Performance Analysis," a monthly publication which tracks net assets, total return, and yield on equity mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MORNINGSTAR, and BARRON'S may also be utilized.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by its investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates, and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. Ion other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and in the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, the policies in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended December 31, 1996 and 1995, negotiated brokerage commission were $65,835 and $0, respectively, on portfolio transactions. For the fiscal period from January 1, 1997 to May 31, 1997, negotiated brokerage commissions were $26,486.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended December 31,

1996, the Fund paid commissions of $43,425 to compensate brokers for research services such as industry, economic and company reviews and evaluations of securities. During the fiscal period from January 1, 1997 to May 31, 1997 and for the fiscal year ended May 31, 1998, the Fund did not pay commissions to compensate any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer ("Distributors" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. During the fiscal years ended December 31, 1996, the Fund did not execute any portfolio transactions with Affiliated Brokers. For the fiscal period from January 1, 1997 to May 31, 1997 and for the fiscal year ended May 31, 1998, the Fund did not execute any portfolio transactions with Affiliated Brokers.


Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent of the Fund. The Fund pays Signature Services an annual fee of $20.00 for each Class A shareholder and $22.50 for each Class B shareholder, plus certain out-of-pocket expenses. These expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, has been selected as the independent auditors of the Fund. The financial statements of the Fund included in the Prospectus and this Statement of Additional Information have been audited by Ernst & Young LLP for the periods indicated in their report, appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

APPENDIX-A

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them, with examples of related securities and investment practices included in brackets. See the "Investment Objectives and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the fund will earn income or show a positive total return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., currency contracts, futures and related options, options on securities and indices, swaps, caps, floors and collars).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., non- investment-grade debt securities, borrowing; reverse repurchase agreements, covered mortgage dollar roll transactions, repurchase agreements, securities lending, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, asset-backed securities, mortgage-backed securities, participation interest, options on securities, structured securities and swaps, caps floors and collars).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments, and may widen any losses.(e.g., foreign debt securities, currency contracts, swaps, caps, floors and collars).

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.(e.g. mortgage-backed securities and structured securities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade debt securities, covered mortgage dollar roll transactions, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, asset-backed securities, mortgage-backed securities, participation interest, swaps, caps, floors and collars).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g. borrowing; reverse repurchase agreements, covered mortgage dollar roll transactions, when-issued securities and forward commitments, currency contracts, financial futures and options; securities and index options, structured securities, swaps, caps, floors and collars).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g. non-investment-grade debt securities, restricted and illiquid securities, mortgage-backed securities, participation interest, currency contracts, futures and related options; securities and index options, structured securities, swaps, caps, floors and collars).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector of the bond market or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g. covered mortgage dollar roll transactions, short-term trading, when-issued securities and forward commitments, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, restricted and illiquid securities, rights and warrants, financial futures and options; and securities and index options, structured securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.(e.g. covered mortgage dollar roll transactions, when-issued securities and forward commitments, currency contracts, financial futures and options; securities and securities and index options).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war. (e.g., brady bonds and foreign debt securities).

Prepayment risk The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities. (e.g., mortgage backed securities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade debt securities, participation interest, structured securities, swaps, caps, floors and collars).

APPENDIX-B

Moody's describes its lower ratings for corporate bonds as follows:

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterized bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's describes its lower ratings for corporate bonds as follows:

Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated 'BB,' 'B,' 'CCC,' or 'CC' is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. 'BB' indicates the lowest degree of speculation and 'CC' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Moody's describes its three highest ratings for commercial paper as follows:

Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well- established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protections; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's describes its lower ratings for corporate bonds as follows:

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C Debt rated 'BB', 'B', 'CCC', 'CC" and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                              FINANCIAL STATEMENTS

                        JOHN HANCOCK SOVEREIGN BOND TRUST

                                     PART C.

                                OTHER INFORMATION

Item. 23.   Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24.   Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item. 25.  Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article VII of the Registrant's By Laws included as Exhibit 2 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Mutual Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article IX of the respective By-Laws of John Hancock Funds and John Hancock Advisers, Inc. ("the Adviser") provide as follows:

"Section 9.01. Indemnity. Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liabilities under the Securities
Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Declaration of Trust and By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27.  Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.



  Name and Principal                Positions and Offices               Positions and Offices
  ------------------                ---------------------               ---------------------
  Business Address                    with Underwriter                    with Registrant
  ----------------                    ----------------                    ---------------
Edward J. Boudreau, Jr.            Director, Chairman,                Trustee, Chairman, and
101 Huntington Avenue              President and Chief                Chief Executive Officer
Boston, Massachusetts              Executive Officer

Anne C. Hodsdon                    Director, Executive Vice               President
101 Huntington Avenue                   President
Boston, Massachusetts

Robert H. Watts                    Director, Executive Vice               None
John Hancock Place                 President and Chief
P.O. Box 111                       Compliance Officer
Boston, Massachusetts

Robert G. Freedman                     Director                       Vice Chairman and Chief
101 Huntington Avenue                                                   Investment Officer
Boston, Massachusetts

Osbert M. Hood                     Senior Vice President and Chief        None
101 Huntington Avenue                  Financial Officer
Boston, Massachusetts

David A. King                          Director                           None
380 Stuart Street
Boston, Massachusetts

James B. Little                    Senior Vice President              Senior Vice President and
101 Huntington Avenue                                                  Chief Financial Officer
Boston, Massachusetts

Richard O. Hansen                  Senior Vice President                  None
101 Huntington Avenue
Boston, Massachusetts

John A. Morin                      Vice President and                 Vice President
101 Huntington Avenue                  Secretary
Boston, Massachusetts



  Name and Principal                Positions and Offices            Positions and Offices
  ------------------                ---------------------            ---------------------
  Business Address                   with Underwriter                  with Registrant
  ----------------                   ----------------                  ---------------
Susan S. Newton                       Vice President                     Vice President and
101 Huntington Avenue                                                        Secretary
Boston, Massachusetts

Christopher M. Meyer                  Vice President and                     None
101 Huntington Avenue                 Treasurer
Boston, Massachusetts

Stephen L. Brown                        Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                       Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                     Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                     Director                             Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts


  Name and Principal                Positions and Offices               Positions and Offices
  ------------------                ---------------------               ---------------------
  Business Address                    With Underwriter                    with Registrant
  ----------------                    ----------------                    ---------------
John M. DeCiccio                        Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Foster L. Aborn                         Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                   Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                     Director                             None
53 State Street
Boston, Massachusetts

James V. Bowhers                   Executive Vice President                  None
101 Huntington Avenue
Boston, Massachusetts

Anthony P. Petrucci                Executive Vice President                  None
101 Huntington Avenue
Boston, Massachusetts

Charles H. Womack                  Senior Vice President                     None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Keith F. Hartstein                 Senior Vice President                     None
101 Huntington Avenue
Boston, Massachusetts

J. William Bennintende                  Vice President                       None
101 Huntington Avenue
Boston, Massachusetts


Karen F. Walsh                          Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Griselda Lyman                          Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                             Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Kristine Pancare                        Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

         (c)      None.

Item 28. Location of Accounts and Records.

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29.  Management Services.

                Not applicable.

Item 30.  Undertakings.

                Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 6th day of July, 1998.

                                       JOHN HANCOCK SOVEREIGN BOND FUND

                                       By: ______________________
                                           Edward J. Boudreau, Jr.
                                           Chairman and Chief  Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                Signature                             Title                             Date
                ---------                             -----                             ----

             *                              Chairman and Chief Executive          July 6, 1998
------------------------------------        Officer (Principal Executive Officer)
Edward J. Boudreau, Jr.

/s/James B. Little                          Senior Vice President and Chief Financial
-------------------                         Officer (Principal Financial and Accounting
James B. Little                             Officer)

___________________                         Trustee
Dennis S. Aronowitz

________________________                    Trustee
Richard P. Chapman, Jr.

________________________                    Trustee
William J. Cosgrove

________________________                    Trustee
Douglas M. Costle

________________________                    Trustee
Leland O. Erdahl






________________                   Trustee
Richard A. Farrell

________________________           Trustee
Gail D. Fosler

_________*______________           Trustee
William F. Glavin

________*_______________           Trustee
Anne C. Hodsdon

________*________________          Trustee
John A. Moore

_________*_______________          Trustee
Patti McGill Peterson

_________*_______________          Trustee
John W. Pratt

_________*_______________          Trustee
Richard S. Scipione

________*_______________           Trustee
Edward J. Spellman


By:      /s/Susan S. Newton                                  July 6, 1998
         ------------------
         Susan S. Newton,
         Attorney-in-Fact, under
         Powers of Attorney dated
         May 21, 1996 and June 27, 1996.

                        John Hancock Sovereign Bond Fund

                               (File no. 2-48925)

                                INDEX TO EXHIBITS


99.(a) Articles of  Incorporation.  Amended and  Restated  Declaration  of Trust
       dated February 28, 1992.*
99.(a).1 Amendment to Declaration of Trust dated May 1, 1992*
99.(a).2 Amendment to Declaration of Trust dated September 14, 1993*

99.(a).3 Amendment to Declaration of Trust -Agreement Abolition of Class C
         Shares of Beneficial Interest of John Hancock Sovereign Bond Fund dated May 1, 1995**
99.(a).4 Amendment to Declaration of Trust amending number of Trustees and appointing individual to fill a vacancy dated March 5, 1996.**

99.(b)   By-Laws.  Amended and Restated By-Laws dated December 3, 1996***

99.(c) Instruments Defining Rights of Securities Holders. See exhibits 99.(a) and 99.(b).

99.(d) Investment Advisory Contracts. Investment Advisory Agreement between John Hancock Advisers, Inc. and the Registrant and John Hancock Advisers, Inc. dated January 1, 1994.*

99.(e) Underwriting Contracts. Distribution Agreement between John Hancock Broker Distribution Services, Inc. and the Registrant dated August 1, 1991.*
99.(e).1 Form of Soliciting Dealer Agreement between John Hancock Broker
         Distribution Services , Inc. and Selected Dealers.*
99.(e).2 Form of Financial Institution Sales and Service Agreement between John
         Hancock Funds, Inc. and the John Hancock funds.*

99.(f)   Bonus or Profit Sharing Contracts.  Not Applicable.

99.(g) Custodian Agreements. Master Custodian Agreement between John Hancock Mutual Funds and Investors Bank and Trust Company dated December 15, 1992.*
99.(h) Other Material Contracts. Amended and Restated Master Transfer Agency and Service Agreement between John Hancock funds and John Hancock Signature Services, Inc. dated June 1, 1998.+

99.(h).1 Accounting and Legal Services Agreement between John Hancock Advisers,
         Inc. and the Registrant as of January 1, 1996.**

99.(i)   Legal Opinion.  Not Applicable.

99.(j)   Other Opinions.  Not Applicable.

99.(k)    Omitted Financial Statements.  Not Applicable.

99.(l)   Initial Capital Agreements.  Not Applicable.

99.(m) Rule 12b-1 Plans. Amended and Restated Distribution as of May 1, 1995 Class A shares and Class B Shares.+

Financial Data Schedule. Not applicable

99.(o) Rule 18f-3 Plan. John Hancock Funds Class A and Class B amended and restated Multiple Class Plan pursuant to Rule 18f-3 for John Hancock Sovereign Bond Fund dated May 1, 1998.+

* Previously filed electronically with Registration Statement and/or post-effective amendment no. 39 file nos. 811-2402 and 2-48925 on April 26, 1995, accession number 0000950146-95-000178.

** Previously filed electronically with Registration Statement and/or post -effective amendment no. 40 file nos. 811-2402 and 2-48925 on April 29, 1996, accession number 0001010521-96-000046.

*** Previously filed electronically with Registration Statement and/or post -effective amendment no. 42 file nos. 811-2402 and 2-48925 on April 29, 1997, accession number 0001010521-97-000276.

+        Filed herewith.